UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSR

Investment Company Act file number: 811-08606

Deutsche DWS Asset Allocation Trust

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-2500

Diane Kenneally

One International Place

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	8/31

Date of reporting period:	8/31/2018

ITEM 1.	REPORT TO STOCKHOLDERS

August 31, 2018

Annual Report

to Shareholders

Deutsche DWS Asset Allocation Trust

(formerly Deutsche Asset Allocation Trust)

DWS Multi-Asset Conservative Allocation Fund

(formerly Deutsche Multi-Asset Conservative Allocation Fund)

DWS Multi-Asset Global Allocation Fund

(formerly Deutsche Multi-Asset Global Allocation Fund)

DWS Multi-Asset Moderate Allocation Fund

(formerly Deutsche Multi-Asset Moderate Allocation Fund)

Contents

3	Letter to Shareholders
4	Portfolio Management Review
11	Performance Summaries
17	Portfolio Summaries
18	Investment Portfolios
31	Statements of Assets and Liabilities
33	Statements of Operations
35	Statements of Changes in Net Assets
38	Financial Highlights

47	Notes to Financial Statements
63	Report of Independent Registered Public Accounting Firm
65	Information About Each Fund’s Expenses
69	Tax Information
70	Advisory Agreement Board Considerations and Fee Evaluation
76	Board Members and Officers
81	Account Management Resources

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider each Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

Although allocation among different asset categories generally limits risk, fund management may favor an asset category that underperforms other assets or markets as a whole. Stocks may decline in value. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Small company stocks tend to be more volatile than medium-sized or large company stocks. The Fund’s performance is directly related to the performance of the underlying portfolios or Funds. In addition, the Fund indirectly pays a portion of the expenses incurred by the underlying portfolios or funds. The underlying funds could expose the Fund to risks related to investing in inflation-indexed bonds, real estate securities, infrastructure related companies, commodities, frontier markets, micro-cap companies and the CROCI investment process. Any fund that concentrates in a particular segment of the market will generally be more volatile than a fund that invests more broadly. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Please read the prospectus for details.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

NOT FDIC/NCUA INSURED     NO BANK GUARANTEE     MAY LOSE VALUE NOT A DEPOSIT     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	Deutsche DWS Asset Allocation Trust

Letter to Shareholders

Dear Shareholder:

Earlier this year, we adopted our existing European brand, DWS, globally. In connection with that change, “DWS” has replaced “Deutsche” in most of our open-end mutual fund names, including share classes for certain money market funds which previously included the “Deutsche” in their names.

Building on more than 60 years of experience and a reputation for excellence in Germany and across Europe, DWS is known for the values that we see as core elements to our investors’ success: Excellence, Entrepreneurship, Sustainability and Integrity. We aim to demonstrate these qualities in all that we do.

Please remember that, as part of this name change, our website also has a new address: DWS.com. For your convenience, the deutschefunds.com address will remain live and automatically redirect you to our new site. As always, we invite you to visit us online frequently to access the most current insights from our CIO, economists and investment specialists.

Thank you for your ongoing trust in us. We look forward to bringing you the very best in investment insight, strategies and solutions for many years to come.

Best regards,

Hepsen Uzcan President, DWS Funds

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

Deutsche DWS Asset Allocation Trust	3

Portfolio Management Review	(Unaudited)

Market Overview and Fund Performance

All performance information below is historical and does not guarantee future results. Returns shown are for Class A shares, unadjusted for sales charges. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws.com for the most recent month-end performance of all share classes. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had. Please refer to pages 11 through 16 for more complete performance information.

Investment Strategy and Process

Using a risk/return strategic asset allocation process, portfolio management allocates the Funds’ assets among various asset categories. Portfolio management periodically reviews the Funds’ allocations and may adjust them based on current or anticipated market conditions, to manage risk consistent with the Funds’ overall investment strategy or based upon other relevant considerations.

Portfolio management also utilizes a tactical asset allocation process to adjust allocations in response to short-term market changes from time to time. Tactical allocations reflect views from DWS’s Chief Investment Officer and global research platform. Tactical allocations, which may include derivative instruments, have shorter investment horizons as positions reflect short-term views and may be implemented as: (i) changes to a Funds’ strategic asset allocation, (ii) through the addition of new allocations, or (iii) through changes to prior tactical allocations.

During the one-year period ended August 31, 2018, the three Funds in Deutsche DWS Asset Allocation Trust performed as follows:

DWS Multi-Asset Conservative Allocation Fund	3.80%
S&P Target Risk Conservative Index	2.99%
Morningstar Allocation 30%–50% Funds Average	4.35%
DWS Multi-Asset Global Allocation Fund	2.59%
S&P Target Risk Moderate Index	4.24%
Morningstar World Allocation Funds Average	4.49%
DWS Multi-Asset Moderate Allocation Fund	7.60%
S&P Target Risk Moderate Index	4.24%
Morningstar Allocation 70%–85% Funds Average	10.67%

4	|	Deutsche DWS Asset Allocation Trust

Performance by Asset Class

Category	Index	Total Return
Large-Cap U.S. Stocks	S&P 500 Index	19.66%
Small-Cap U.S. Stocks	Russell 2000 Index	25.45%
Developed-Market International Stocks	MSCI EAFE Index	4.39%
Emerging-Market Stocks	MSCI Emerging Markets Index	(0.68)%
U.S. Investment-Grade Bonds	Bloomberg Barclays U.S. Aggregate Bond Index	(1.05)%
U.S. High-Yield Bonds	ICE BofAML US High Yield Index	3.27%
Emerging-Market Bonds	JP Morgan EMBI Global Diversified Index	(3.37)%
Commodities	Bloomberg Commodity Index	0.51%

Financial Market Overview

Trends related to economic growth, interest rates, and geopolitics led to widely divergent returns among the various segments of the financial markets during the past 12 months.

The robust expansion of the U.S. economy was one of the primary factors driving the differences in asset class performance. Fueled in part by the reduction in corporate and personal tax rates that was passed in late 2017, the economy surged to 4% GDP growth with rising personal spending, increased business confidence, and falling unemployment. These trends fed through to corporate profits, leading to earnings results that were well above analysts’ expectations. This favorable backdrop proved highly supportive for U.S. equities, fueling strong total returns for both large- and small-cap stocks. The latter category generated a particularly robust gain due in part to its higher exposure to the U.S. economic expansion relative to large caps.

The story was quite different overseas. Developed-market international stocks finished well behind the United States due a number of headwinds specific to the asset class. The foreign economies continued to experience slow growth, pressuring investor sentiment. Nevertheless, the European Central Bank announced its intention to begin unwinding its stimulative quantitative easing (QE) policy in 2019. European equities also came under pressure from the ongoing rise of populist political movements and, in the summer, renewed concerns about Italy’s growing debt burden. Not least, the category’s return was hurt by the weakness in most foreign currencies relative to the U.S. dollar. Emerging-market

Deutsche DWS Asset Allocation Trust	|	5

equities suffered even softer returns and finished the period in negative territory. Uncertainty regarding U.S. trade policy pressured the category’s performance, as did the emergence of financial and/or political instability in key markets such as Brazil, Argentina, Venezuela, and Turkey.

Accelerating domestic growth, while supportive for U.S. stocks, weighed heavily on the interest-rate sensitive segments of the bond market. The U.S. Federal Reserve (Fed) raised rates by a quarter point on three separate occasions, and it continued the process of shrinking its balance sheet through the unwinding of its QE program. U.S. Treasury yields surged in response, with the 10-year note moving from 2.12% to 2.86% over the course of the period. (Prices and yields move in opposite directions.) Although investment-grade corporate bonds tracked U.S. Treasuries lower, high-yield corporates — which tend to benefit from improving growth and upbeat investor sentiment — posted a solid gain. Emerging-market bonds lost ground due to the combination of rising U.S. interest rates and the stream of unfavorable headlines specific to the asset class.

Fund Performance

The Funds retained a broadly diversified approach, with target allocations consistent with the investment objective of each portfolio. At the same time, we held overweights or underweights in certain categories based on their relative attractiveness. While these allocation decisions added value versus the benchmark in the DWS Multi-Asset Conservative Allocation Fund and DWS Multi-Asset Moderate Allocation Fund, they detracted in DWS Global Allocation Fund.

Certain elements of our positioning had a similar effect on relative performance across all three Funds. At the broad allocation level, the Funds benefited from our decision to maintain an overweight in equities in relation to fixed income. With the global economy expanding and the Fed raising rates, we saw greater upside potential in equities — a view that helped the Funds capitalize on stocks’ outperformance.

Within the fixed-income portfolios, we gained a further benefit from having an underweight in the rate-sensitive core bond category and a corresponding overweight in high-yield bonds. This aspect of the Funds’ positioning stemmed from our view that the environment of positive global growth and rising rates, while supportive for lower-rated issues, was detrimental to investment-grade bonds.

6	|	Deutsche DWS Asset Allocation Trust

The Funds also held positions in convertible bonds, which lagged the return of equities but nonetheless outperformed the benchmarks. We believe convertibles are a potential way to generate income with a lower degree of interest-rate risk than bonds.

The positive relative performance of the Funds’ underlying managers was another factor that aided results across all portfolios. We invest using a mix of exchange-traded funds and actively-managed DWS mutual funds. While funds in the former category tend to track the returns of the underlying asset class, the latter can out- or underperform their respective categories based on the managers’ strategies. During the past year, this element of active management was a net contributor to results.

“Trends	related to economic growth, interest rates, and geopolitics led to widely divergent returns among the various segments of the financial markets during the past 12 months.”

On the negative side, we lost ground through overweight positions in both emerging-market equities and bonds. We saw an opportunity in these areas based on constructive underlying trends such as the emerging markets’ faster growth versus the developed world, the ongoing shift of many economies away from exports and toward domestic consumption, and the continued growth of the middle class. Although the Funds’ overweights in the emerging markets contributed positively until the end of January, the subsequent wave of adverse headlines caused both stocks and bonds to fall into negative territory for the full 12 months.

An allocation to commodities, while small, also detracted. Although the asset class posted a narrow gain, it failed to keep pace with the Funds’ benchmarks. We continue to view commodities as a way to offset the potential risks of rising inflation over time.

Our approach to international equities was the key reason for the differences in relative performance among the three Funds. Both DWS Multi-Asset Conservative Allocation Fund and DWS Multi-Asset Moderate Allocation Fund were overweight in the United States and underweight in the developed foreign markets, which enabled them to gain a larger benefit from the outperformance of the former category. The two Funds also had allocations to small-cap stocks, the best performer among the

Deutsche DWS Asset Allocation Trust	|	7

major market segments. In contrast, DWS Global Allocation Fund was overweight in international stocks and had no position in small caps. Given the wide divergence in returns between U.S. equities and the developed international markets, the difference in allocation had a meaningful effect on results.

Outlook and Positioning

The Funds’ overall positioning was largely stable throughout the past year, with a consistent tilt in favor of stocks over bonds, as well as to the credit sectors of the fixed-income market over more rate-sensitive issues. At the same time, we worked to capitalize on volatility stemming from the shifting expectations for global growth, central bank policy, and political developments both in the United States and abroad. We therefore emphasized the use of tactical strategies to increase or reduce the Funds’ risk exposure as conditions warranted. In many cases, we sought to achieve this flexibility through the use of derivatives, such as futures contracts, rather than adjusting the Funds’ core positions. We believe this tactical aspect of our strategy may become more important if volatility continues the upward trend that has been in place for most of 2018. With this as background, we believe our rigorous approach to strategic and tactical asset allocation, combined with diligent risk management, can add meaningful value over time.

Portfolio Management Team

Pankaj Bhatnagar, PhD, Managing Director

Portfolio Manager of each Fund. Began managing each Fund in 2013.

–	Joined DWS in 2000 with seven years of industry experience; previously, served in Quantitative Strategy roles at Nomura Securities, Credit Suisse and Salomon Brothers.

–	Portfolio Manager for the Quantitative Group: New York.

–	Degree in Civil Engineering, Indian Institute of Technology; MBA, Kent State University; PhD in Finance, University of North Carolina at Chapel Hill.

Darwei Kung, Managing Director

Portfolio Manager of each Fund. Began managing each Fund in 2013.

–	Joined DWS in 2006; previously has worked as a Director, Engineering and Business Development at Calpoint LLC from 2001-2004.

–	Portfolio Manager: New York.

–	BS and MS, University of Washington, Seattle; MS and MBA, Carnegie Mellon University.

The views expressed reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team’s views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results. Current and future portfolio holdings are subject to risk.

8	|	Deutsche DWS Asset Allocation Trust

Terms to Know

The S&P Target Risk Conservative Index emphasizes exposure to fixed income in order to produce a consistent income stream and avoid excessive volatility of returns.

The S&P Target Risk Moderate Index offers significant exposure to fixed income, while also increasing opportunities for higher returns through equities. Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

The Morningstar Allocation 30%–50% Funds category represents funds in allocation categories that seek to provide both income and capital appreciation by investing in multiple asset classes, including stocks, bonds, and cash. These portfolios are dominated by domestic holdings and have equity exposures between 30% and 50%.

The Morningstar Allocation 70%–85% Funds category represents funds in allocation categories that seek to provide both income and capital appreciation by investing in multiple asset classes, including stocks, bonds, and cash. These portfolios are dominated by domestic holdings and have equity exposures between 70% and 85%.

The Morningstar World Allocation Funds category represents portfolios that seek to provide both capital appreciation and income by investing in three major areas: stocks, bonds and cash. While these portfolios do explore the whole world, most of them focus on the U.S., Canada, Japan and the larger markets in Europe. It is rare for such portfolios to invest more than 10% of their assets in emerging markets. These portfolios typically have at least 10% of assets in bonds, less than 70% of assets in stocks and at least 40% of assets in non-U.S. stocks or bonds.

The S&P 500 Index tracks the performance of 500 leading U.S. stocks and is widely considered representative of the U.S. equity market.

The Russell 2000 Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

The Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) Index is an equity index which captures large and mid cap representation across developed markets countries around the world, excluding the US and Canada. With 928 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country.

The Morgan Stanley Capital International (MSCI) Emerging Markets Index is an unmanaged, capitalization-weighted index of companies in a universe of 23 emerging markets. The index is calculated using closing local market prices and translates into U.S. dollars using the London close foreign exchange rates.

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged, market-value-weighted measure of Treasury issues, corporate bond issues and mortgage securities.

The ICE BofA ML US High Yield Index tracks the performance of U.S. dollar denominated below-investment-grade corporate debt publicly issued in the U.S. domestic market.

The JPMorgan EMBI Global Diversified Index is an unmanaged index that tracks total returns for U.S.-dollar-denominated debt instruments issued by emerging-markets sovereign entities, including Brady bonds, loans and Eurobonds, and quasi-sovereign entities. The index limits exposure to any one country.

Deutsche DWS Asset Allocation Trust	|	9

The Bloomberg Commodity Index is composed of futures contracts on physical commodities.

An exchange-traded fund (ETF) is a security that tracks an index but trades like a stock on an exchange.

Contribution and detraction incorporate both an investment’s total return and its weighting in a portfolio.

Convertible bonds are bonds that are issued by corporations and that can be converted to shares of the issuing company’s stock at the bondholder’s discretion.

Derivatives are contracts whose values can be based on a variety of instruments, including indices, currencies or securities. They can be utilized for a variety of reasons, including for hedging purposes, for risk management; for non-hedging purposes to seek to enhance potential gains, or as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility.

Futures contracts are contractual agreements to buy or sell a particular commodity or financial instrument at a predetermined price in the future.

Yield (or current yield) is the income generated by an investment divided by its current price.

10	|	Deutsche DWS Asset Allocation Trust

Performance Summaries	August 31, 2018 (Unaudited)

DWS Multi-Asset Conservative Allocation Fund

Class A	1-Year	5-Year	10-Year
Average Annual Total Returns as of 8/31/18
Unadjusted for Sales Charge	3.80%	4.76%	4.02%
Adjusted for the Maximum Sales Charge (max 5.75% load)	–2.17%	3.53%	3.41%
S&P Target Risk Conservative Index†	2.99%	4.64%	4.26%

Class C	1-Year	5-Year	10-Year
Average Annual Total Returns as of 8/31/18
Unadjusted for Sales Charge	3.02%	3.99%	3.26%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	3.02%	3.99%	3.26%
S&P Target Risk Conservative Index†	2.99%	4.64%	4.26%

Class S	1-Year	5-Year	10-Year
Average Annual Total Returns as of 8/31/18
No Sales Charges	4.06%	5.03%	4.28%
S&P Target Risk Conservative Index†	2.99%	4.64%	4.26%

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws.com for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated December 1, 2017 are 1.25%, 2.03% and 1.00% for Class A, Class C and Class S shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. These expense ratios include net expenses of the underlying funds in which the Fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

Deutsche DWS Asset Allocation Trust	|	11

DWS Multi-Asset Conservative Allocation Fund Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)

The Fund’s growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

†	S&P Target Risk Conservative Index emphasizes exposure to fixed income in order to produce a consistent income stream and avoid excessive volatility of returns.

On October 19, 2015, the Fund changed from a fund-of-funds to a multi-asset allocation fund. Performance would have been different if the Fund’s current investment strategy had been in effect.

	Class A	Class C	Class S
Net Asset Value
8/31/18	$13.20	$13.19	$13.18
8/31/17	$12.93	$12.92	$12.91
Distribution Information as of 8/31/18
Income Dividends, Twelve Months	$.22	$.12	$.25

12	|	Deutsche DWS Asset Allocation Trust

DWS Multi-Asset Global Allocation Fund

Class A	1-Year	5-Year	10-Year
Average Annual Total Returns as of 8/31/18
Unadjusted for Sales Charge	2.59%	4.51%	3.97%
Adjusted for the Maximum Sales Charge (max 5.75% load)	–3.31%	3.28%	3.36%
S&P Target Risk Moderate Index†	4.24%	5.70%	4.84%

Class C	1-Year	5-Year	10-Year
Average Annual Total Returns as of 8/31/18
Unadjusted for Sales Charge	1.82%	3.72%	3.19%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	1.82%	3.72%	3.19%
S&P Target Risk Moderate Index†	4.24%	5.70%	4.84%

Class S	1-Year	5-Year	10-Year
Average Annual Total Returns as of 8/31/18
No Sales Charges	2.85%	4.77%	4.23%
S&P Target Risk Moderate Index†	4.24%	5.70%	4.84%

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws.com for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated December 1, 2017 are 1.33%, 2.10% and 1.11% for Class A, Class C and Class S shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. These expense ratios include net expenses of the underlying funds in which the Fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

Deutsche DWS Asset Allocation Trust	|	13

DWS Multi-Asset Global Allocation Fund

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)

The Fund’s growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

†	S&P Target Risk Moderate Index offers significant exposure to fixed income, while also increasing opportunities for higher returns through equities.

On October 19, 2015, the Fund changed from a fund-of-funds to a multi-asset allocation fund. Performance would have been different if the Fund’s current investment strategy had been in effect.

	Class A	Class C	Class S
Net Asset Value
8/31/18	$15.88	$15.75	$15.90
8/31/17	$15.73	$15.60	$15.75
Distribution Information as of 8/31/18
Income Dividends, Twelve Months	$.26	$.14	$.30

14	|	Deutsche DWS Asset Allocation Trust

DWS Multi-Asset Moderate Allocation Fund

Class A	1-Year	5-Year	10-Year
Average Annual Total Returns as of 8/31/18
Unadjusted for Sales Charge	7.60%	6.55%	5.08%
Adjusted for the Maximum Sales Charge (max 5.75% load)	1.42%	5.30%	4.46%
S&P Target Risk Moderate Index†	4.24%	5.70%	4.84%

Class C	1-Year	5-Year	10-Year
Average Annual Total Returns as of 8/31/18
Unadjusted for Sales Charge	6.79%	5.73%	4.29%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	6.79%	5.73%	4.29%
S&P Target Risk Moderate Index†	4.24%	5.70%	4.84%

Class S	1-Year	5-Year	10-Year
Average Annual Total Returns as of 8/31/18
No Sales Charges	7.99%	6.80%	5.35%
S&P Target Risk Moderate Index†	4.24%	5.70%	4.84%

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws.com for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated December 1, 2017 are 1.70%, 2.42% and 1.43% for Class A, Class C and Class S shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. These expense ratios include net expenses of the underlying funds in which the Fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

Deutsche DWS Asset Allocation Trust	|	15

DWS Multi-Asset Moderate Allocation Fund

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)

The Fund’s growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

†	S&P Target Risk Moderate Index offers significant exposure to fixed income, while also increasing opportunities for higher returns through equities.

On October 19, 2015, the Fund changed from a fund-of-funds to a multi-asset allocation fund. Performance would have been different if the Fund’s current investment strategy had been in effect.

	Class A	Class C	Class S
Net Asset Value
8/31/18	$10.07	$10.03	$10.07
8/31/17	$9.88	$9.84	$9.87
Distribution Information as of 8/31/18
Income Dividends, Twelve Months	$.13	$.05	$.16
Capital Gain Distributions, Twelve Months	$.42	$.42	$.42

16	|	Deutsche DWS Asset Allocation Trust

Portfolio Summaries	(Unaudited)

DWS Multi-Asset Conservative Allocation Fund

Asset Allocation (As a % of Investment Portfolio)	8/31/18	8/31/17
Fixed Income — Bond Funds	35%	47%
Fixed Income — Exchange-Traded Funds	20%	23%
Fixed Income — Money Market Fund	4%	1%
Equity — Equity Funds	27%	24%
Equity — Exchange-Traded Funds	13%	4%
Short-Term U.S. Treasury Obligations	1%	1%
	100%	100%

DWS Multi-Asset Global Allocation Fund

Asset Allocation (As a % of Investment Portfolio)	8/31/18	8/31/17
Fixed Income — Bond Funds	19%	25%
Fixed Income — Exchange-Traded Funds	14%	12%
Fixed Income — Money Market Fund	4%	2%
Equity — Equity Funds	43%	46%
Equity — Exchange-Traded Funds	19%	12%
Short-Term U.S. Treasury Obligations	1%	3%
	100%	100%

DWS Multi-Asset Moderate Allocation Fund

Asset Allocation (As a % of Investment Portfolio)	8/31/18	8/31/17
Fixed Income — Bond Funds	20%	27%
Fixed Income — Exchange-Traded Funds	12%	12%
Fixed Income — Money Market Fund	4%	4%
Equity — Equity Funds	47%	48%
Equity — Exchange-Traded Funds	16%	5%
Short-Term U.S. Treasury Obligations	1%	4%
	100%	100%

Portfolio holdings and characteristics are subject to change.

For more complete details about each Fund’s investment portfolio, see pages 18–30. A quarterly Fact Sheet is available on dws.com or upon request. Please see the Account Management Resources section on page 81 for contact information.

Deutsche DWS Asset Allocation Trust	|	17

Investment Portfolios	as of August 31, 2018

DWS Multi-Asset Conservative Allocation Fund

	Shares	Value ($)
Equity — Equity Funds 26.5%
DWS Core Equity Fund “Institutional” (a)	555,210	16,872,832
DWS Emerging Markets Equity Fund “Institutional” (a)	40,628	785,337
DWS European Equity Fund “Institutional”* (a)	274,860	3,375,283
DWS Small Cap Core Fund “S” (a)	54,386	1,917,660
Total Equity — Equity Funds (Cost $12,966,770)		22,951,112

Equity — Exchange-Traded Funds 12.7%
iShares MSCI Japan ETF	42,203	2,457,059
SPDR Bloomberg Barclays Convertible Securities ETF	109,250	5,937,737
SPDR S&P Emerging Asia Pacific ETF	26,000	2,589,080
Total Equity — Exchange-Traded Funds (Cost $10,647,586)		10,983,876

Fixed Income — Bond Funds 34.9%
DWS Emerging Markets Fixed Income Fund “Institutional” (a)	107,454	930,553
DWS Enhanced Commodity Strategy Fund “Institutional” (a)	175,844	2,008,144
DWS Global High Income Fund “Institutional” (a)	3,596	24,235
DWS GNMA Fund “Institutional” (a)	213,188	2,839,665
DWS High Conviction Global Bond Fund “S” (a)	176,281	1,574,189
DWS High Income Fund “Institutional” (a)	195,050	910,883
DWS Short Duration Fund “S” (a)	1,101,816	9,442,565
DWS Total Return Bond Fund “Institutional” (a)	1,209,470	12,505,917
Total Fixed Income — Bond Funds (Cost $30,858,838)		30,236,151

Fixed Income — Exchange-Traded Funds 20.4%
iShares Core U.S. Aggregate Bond ETF	98,947	10,528,950
iShares JP Morgan USD Emerging Markets Bond ETF	23,980	2,544,278
iShares TIPS Bond ETF	40,781	4,571,143
Total Exchange-Traded Funds (Cost $18,138,595)		17,644,371

	Principal Amount ($)	Value ($)
Short-Term U.S. Treasury Obligation 0.4%
U.S. Treasury Bill, 2.366%**, 8/15/2019 (b) (Cost $390,853)	400,000	390,853

The accompanying notes are an integral part of the financial statements.

18	|	Deutsche DWS Asset Allocation Trust

DWS Multi-Asset Conservative Allocation Fund

	Principal Amount ($)	Value ($)
Fixed Income — Money Market Fund 3.8%
DWS Central Cash Management Government Fund, 1.96% (a) (c) (Cost $3,274,946)	3,274,946	3,274,946

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $76,277,588)	98.7	85,481,309
Other Assets and Liabilities, Net	1.3	1,148,368

Net Assets	100.0	86,629,677

A summary of the Fund’s transactions with affiliated Underlying DWS Funds during the year ended August 31, 2018 are as follows:

Value ($) at 8/31/2017	Pur- chases Cost ($)	Sales Proceeds ($)	Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 8/31/2018	Value ($) at 8/31/2018
Equity — Equity Funds 26.5%
DWS Core Equity Fund “Institutional” (a)
15,780,492	2,123,475	3,063,200	253,110	1,778,955	173,341	750,135	555,210	16,872,832
DWS Emerging Markets Equity Fund “Institutional” (a)
—	887,000	41,300	(3,078)	(57,285)	—	—	40,628	785,337
DWS European Equity Fund “Institutional”* (a)
3,945,363	—	723,400	85,588	67,732	—	—	274,860	3,375,283
DWS Small Cap Core Fund “S” (a)
2,343,493	125,700	844,300	294,892	(2,125)	7,695	118,004	54,386	1,917,660
Fixed Income — Bond Funds 34.9%
DWS Emerging Markets Fixed Income Fund “Institutional” (a)
—	1,019,091	49,800	(1,335)	(37,403)	9,091	—	107,454	930,553
DWS Enhanced Commodity Strategy Fund “Institutional” (a)
1,027,687	1,287,901	247,899	(78,924)	19,379	7,902	—	175,844	2,008,144
DWS Global High Income Fund “Institutional” (a)
3,182,065	92,867	3,199,600	229,140	(280,237)	91,973	—	3,596	24,235
Deutsche Global Inflation Fund “Institutional” (a)
4,679,737	—	4,647,381	97,113	(129,469)	—	—	—	—
DWS GNMA Fund “Institutional” (a)
—	2,993,491	149,600	18	(4,244)	10,491	—	213,188	2,839,665
DWS High Conviction Global Bond Fund “S” (a)
1,935,252	42,076	344,300	(35,326)	(23,513)	42,075	—	176,281	1,574,189

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Asset Allocation Trust	|	19

DWS Multi-Asset Conservative Allocation Fund

Value ($) at 8/31/2017	Pur- chases Cost ($)	Sales Proceeds ($)	Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 8/31/2018	Value ($) at 8/31/2018
DWS High Income Fund “Institutional” (a)
1,075,879	52,637	193,100	1,576	(26,109)	52,639	—	195,050	910,883
DWS Short Duration Fund “S” (a)
—	9,431,546	—	—	11,019	21,546	—	1,101,816	9,442,565
DWS Total Return Bond Fund “Institutional” (a)
18,374,674	559,809	5,679,500	(30,088)	(718,978)	559,808	—	1,209,470	12,505,917
DWS U.S. Bond Index Fund “Institutional” (a)
13,336,897	304,737	13,106,513	(498,342)	(36,779)	296,454	30,090	—	—
Fixed Income — Money Market Fund 3.8%
DWS Central Cash Management Government Fund, 1.96% (a) (c)
1,119,586	26,934,134	24,778,774	—	—	51,315	—	3,274,946	3,274,946
66,801,125	45,854,464	57,068,667	314,344	560,943	1,324,330	898,229	7,382,729	56,462,209

*	Non-income producing security.

**	Annualized yield at time of purchase; not a coupon rate.

(a)	Affiliated fund managed by DWS Investment Management Americas, Inc.

(b)	At August 31, 2018, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

(c)	The rate shown is the annualized seven-day yield at period end.

GNMA: Government National Mortgage Association

MSCI: Morgan Stanley Capital International

S&P: Standard & Poor’s

SPDR: Standard & Poor’s Depositary Receipt

TIPS: Treasury Inflation-Protected Securities

During the year ended August 31, 2018, purchases and sales of affiliated Underlying Funds (excluding short-term investments) aggregated $18,920,330 and $32,289,893, respectively. Purchases and sales of non-affiliated Underlying Funds (excluding short-term investments) aggregated $18,662,354 and $13,432,209, respectively.

At August 31, 2018, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
S&P 500 E-Mini Index	USD	9/21/2018	34	4,703,516	4,933,570	230,054

At August 31, 2018, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
Euro Stoxx 50 Index	EUR	9/21/2018	64	2,578,725	2,517,620	61,105

The accompanying notes are an integral part of the financial statements.

20	|	Deutsche DWS Asset Allocation Trust

DWS Multi-Asset Conservative Allocation Fund

Currency Abbreviations
EUR Euro
USD United States Dollar

For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note B in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2018 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Equity — Equity Funds	$22,951,112	$—	$—	$22,951,112
Equity — Exchange-Traded Funds	10,983,876	—	—	10,983,876
Fixed Income — Bond Funds	30,236,151	—	—	30,236,151
Fixed Income — Exchange-Traded Funds	17,644,371	—	—	17,644,371
Short-Term U.S. Treasury Obligation	—	390,853	—	390,853
Fixed Income — Money Market Fund	3,274,946	—	—	3,274,946
Derivatives (d)
Futures Contracts	291,159	—	—	291,159
Total	$85,381,615	$390,853	$—	$85,772,468

There have been no transfers between fair value measurement levels during the year ended August 31, 2018.

(d)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Asset Allocation Trust	|	21

DWS Multi-Asset Global Allocation Fund

	Shares	Value ($)
Equity — Equity Funds 41.4%
DWS Core Equity Fund “Institutional” (a)	109,392	3,324,419
DWS EAFE Equity Index Fund “Institutional” (a)	2,700,037	17,253,234
DWS Emerging Markets Equity Fund “Institutional” (a)	43,791	846,482
DWS European Equity Fund “Institutional”* (a)	274,274	3,368,092
DWS Global Small Cap Fund “Institutional” (a)	66,301	2,668,614
DWS International Growth Fund “Institutional” (a)	281,236	9,801,075
Total Equity — Equity Funds (Cost $31,989,589)		37,261,916

Equity — Exchange-Traded Funds 18.2%
iShares MSCI EAFE ETF	40,700	2,740,738
iShares MSCI Japan ETF	28,983	1,687,390
SPDR Bloomberg Barclays Convertible Securities ETF	112,750	6,127,962
SPDR S&P Emerging Asia Pacific ETF	32,000	3,186,560
Vanguard FTSE Developed Markets ETF	60,696	2,617,212
Total Equity — Exchange-Traded Funds (Cost $15,441,962)		16,359,862

Fixed Income — Bond Funds 18.8%
DWS Emerging Markets Fixed Income Fund “Institutional” (a)	93,346	808,371
DWS Enhanced Commodity Strategy Fund “Institutional” (a)	186,695	2,132,054
DWS Global High Income Fund “Institutional” (a)	804,926	5,425,204
DWS GNMA Fund “Institutional” (a)	124,921	1,663,947
DWS High Conviction Global Bond Fund “S” (a)	161,733	1,444,278
DWS High Income Fund “Institutional” (a)	71,435	333,599
DWS Short Duration Fund “S” (a)	286,870	2,458,479
DWS Total Return Bond Fund “Institutional” (a)	260,781	2,696,475
Total Fixed Income — Bond Funds (Cost $16,818,888)		16,962,407

Fixed Income — Exchange-Traded Funds 13.3%
iShares Core U.S. Aggregate Bond ETF	71,148	7,570,859
iShares JP Morgan USD Emerging Markets Bond ETF	18,280	1,939,508
iShares TIPS Bond ETF	21,914	2,456,340
Total Exchange-Traded Funds (Cost $12,207,882)		11,966,707

The accompanying notes are an integral part of the financial statements.

22	|	Deutsche DWS Asset Allocation Trust

DWS Multi-Asset Global Allocation Fund

	Principal Amount ($)	Value ($)
Short-Term U.S. Treasury Obligation 0.9%
U.S. Treasury Bill, 2.366%**, 8/15/2019 (b) (Cost $781,707)	800,000	781,707

	Shares	Value ($)
Fixed Income — Money Market Fund 3.6%
DWS Central Cash Management Government Fund, 1.96% (a) (c) (Cost $3,290,187)	3,290,187	3,290,187

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $80,530,215)	96.2	86,622,786
Other Assets and Liabilities, Net	3.8	3,446,081

Net Assets	100.0	90,068,867

A summary of the Fund’s transactions with affiliated Underlying DWS Funds during the year ended August 31, 2018 are as follows:

Value ($) at 8/31/2017	Pur- chases Cost ($)	Sales Proceeds ($)	Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 8/31/2018	Value ($) at 8/31/2018
Equity — Equity Funds 41.4%
DWS Core Equity Fund “Institutional” (a)
3,735,295	214,714	1,050,900	327,859	97,451	38,775	175,939	109,392	3,324,419
DWS EAFE Equity Index Fund “Institutional” (a)
22,526,658	736,215	6,087,200	374,569	(297,008)	658,877	77,337	2,700,037	17,253,234
DWS Emerging Markets Equity Fund “Institutional” (a)
—	964,000	51,600	(4,173)	(61,745)	—	—	43,791	846,482
DWS European Equity Fund “Institutional”* (a)
4,379,683	—	1,183,301	146,179	25,531	—	—	274,274	3,368,092
DWS Global Small Cap Fund “Institutional” (a)
3,266,328	316,526	899,600	(142,405)	127,765	—	316,527	66,301	2,668,614
DWS International Growth Fund “Institutional” (a)
12,742,590	60,786	3,419,000	505,510	(88,811)	60,785	—	281,236	9,801,075

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Asset Allocation Trust	|	23

DWS Multi-Asset Global Allocation Fund

Value ($) at 8/31/2017	Pur- chases Cost ($)	Sales Proceeds ($)	Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distri- butions ($)	Shares	Value ($)
Fixed Income — Bond Funds 18.8%
DWS Emerging Markets Fixed Income Fund “Institutional” (a)
—	892,966	50,500	(1,605)	(32,490)	7,966	—	93,346	808,371
DWS Enhanced Commodity Strategy Fund “Institutional” (a)
605,043	1,886,669	266,800	(66,280)	(26,578)	6,670	—	186,695	2,132,054
DWS Global High Income Fund “Institutional” (a)
7,147,076	308,653	1,880,800	62,786	(212,511)	308,128	—	804,926	5,425,204
Deutsche Global Inflation Fund “Institutional” (a)
5,199,209	—	5,163,617	75,894	(111,486)	—	—	—	—
DWS GNMA Fund “Institutional” (a)
—	1,769,196	102,800	38	(2,487)	6,195	—	124,921	1,663,947
DWS High Conviction Global Bond Fund “S” (a)
1,977,820	41,057	518,600	10,377	(66,376)	41,058	—	161,733	1,444,278
DWS High Income Fund “Institutional” (a)
438,778	20,485	115,900	4,437	(14,201)	20,485	—	71,435	333,599
DWS Short Duration Fund “S”(a)
—	2,455,610	—	—	2,869	5,610	—	286,870	2,458,479
DWS Total Return Bond Fund “Institutional” (a)
5,983,249	167,957	3,218,700	(53,578)	(182,453)	167,957	—	260,781	2,696,475
DWS U.S. Bond Index Fund “Institutional” (a)
4,381,006	96,765	4,307,241	(159,155)	(11,375)	92,804	9,795	—	—
Cash Equivalents 3.7%
DWS Central Cash Management Government Fund, 1.96% (a) (c)
1,645,655	35,312,781	33,668,249	—	—	47,618	—	3,290,187	3,290,187
74,028,390	45,244,380	61,984,808	1,080,453	(853,905)	1,462,928	579,598	8,755,925	57,514,510

*	Non-income producing security.

**	Annualized yield at time of purchase; not a coupon rate.

(a)	Affiliated fund managed by DWS Investment Management Americas, Inc.

(b)	At August 31, 2018, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

(c)	The rate shown is the annualized seven-day yield at period end.

EAFE: Europe, Australasia and Far East

FTSE: Financial Times and the London Stock Exchange

GNMA: Government National Mortgage Association

MSCI: Morgan Stanley Capital International

S&P: Standard & Poor’s

SPDR: Standard & Poor’s Depositary Receipt

TIPS: Treasury Inflation-Protected Securities

The accompanying notes are an integral part of the financial statements.

24	|	Deutsche DWS Asset Allocation Trust

DWS Multi-Asset Global Allocation Fund

During the year ended August 31, 2018, purchases and sales of affiliated Underlying Funds (excluding short-term investments) aggregated $9,931,599 and $28,316,559, respectively. Purchases and sales of non-affiliated Underlying Funds (excluding short-term investments) aggregated $20,724,831 and $16,041,655, respectively.

At August 31, 2018, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation (Depreciation) ($)
MSCI Mini Emerging Market Index	USD	9/21/2018	62	3,505,035	3,270,190	(234,845)
S&P 500 E-Mini Index	USD	9/21/2018	21	2,911,333	3,047,205	135,872
Total net unrealized depreciation						(98,973)

At August 31, 2018, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation (Depreciation) ($)
Euro Stoxx 50 Index	EUR	9/21/2018	70	2,820,481	2,753,647	66,834
MSCI World Index	USD	9/21/2018	48	2,861,195	2,981,280	(120,085)
Total net unrealized depreciation						(53,251)

Currency Abbreviation
EUR Euro
USD United States Dollar

For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note B in the accompanying Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Asset Allocation Trust	|	25

DWS Multi-Asset Global Allocation Fund

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2018 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Equity — Equity Funds	$37,261,916	$—	$—	$37,261,916
Equity — Exchange-Traded Funds	16,359,862	—	—	16,359,862
Fixed Income — Bond Funds	16,962,407	—	—	16,962,407
Fixed Income — Exchange-Traded Funds	11,966,707	—	—	11,966,707
Short-Term U.S. Treasury Obligations	—	781,707	—	781,707
Fixed Income — Money Market Fund	3,290,187	—	—	3,290,187
Derivatives (d)
Futures Contracts	202,706	—	—	202,706
Total	$86,043,785	$781,707	$—	$86,825,492

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (d)
Futures Contracts	$(354,930)	$—	$—	$(354,930)
Total	$(354,930)	$—	$—	$(354,930)

There have been no transfers between fair value measurement levels during the year ended August 31, 2018.

(d)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

The accompanying notes are an integral part of the financial statements.

26	|	Deutsche DWS Asset Allocation Trust

DWS Multi-Asset Moderate Allocation Fund

	Shares	Value ($)
Equity — Equity Funds 46.3%
DWS Core Equity Fund “Institutional” (a)	347,148	10,549,819
DWS Emerging Markets Equity Fund “Institutional” (a)	28,162	544,371
DWS European Equity Fund “Institutional”* (a)	94,382	1,159,010
DWS Small Cap Core Fund “S” (a)	28,659	1,010,541
Total Equity — Equity Funds (Cost $6,852,322)		13,263,741

Equity — Exchange-Traded Funds 15.8%
iShares MSCI Japan ETF	22,888	1,332,539
SPDR Bloomberg Barclays Convertible Securities ETF	40,790	2,216,937
SPDR S&P Emerging Asia Pacific ETF	10,000	995,800
Total Equity — Exchange-Traded Funds (Cost $4,378,435)		4,545,276

Fixed Income — Bond Funds 19.7%
DWS Emerging Markets Fixed Income Fund “Institutional” (a)	37,747	326,891
DWS Enhanced Commodity Strategy Fund “Institutional” (a)	56,218	642,005
DWS Floating Rate Fund “Institutional” (a)	9,970	81,952
DWS Global High Income Fund “Institutional” (a)	56,907	383,551
DWS GNMA Fund “Institutional” (a)	50,457	672,088
DWS High Conviction Global Bond Fund “S” (a)	81,240	725,472
DWS High Income Fund “Institutional” (a)	143,926	672,135
DWS Short Duration Fund “S” (a)	63,697	545,883
DWS Total Return Bond Fund “Institutional” (a)	154,716	1,599,764
Total Fixed Income — Bond Funds (Cost $5,726,571)		5,649,741

Fixed Income — Exchange-Traded Funds 11.7%
iShares Core U.S. Aggregate Bond ETF	16,302	1,734,696
iShares JP Morgan USD Emerging Markets Bond ETF	5,960	632,356
iShares TIPS Bond ETF	8,818	988,409
Total Exchange-Traded Funds (Cost $3,440,715)		3,355,461

	Principal Amount ($)	Value ($)
Short-Term U.S. Treasury Obligation 0.7%
U.S. Treasury Bill, 2.366%**, 8/15/2019 (b) (Cost $195,427)	200,000	195,427

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Asset Allocation Trust	|	27

DWS Multi-Asset Moderate Allocation Fund

	Shares	Value ($)
Fixed Income — Money Market Fund 3.4%
DWS Central Cash Management Government Fund, 1.96% (a) (c) (Cost $985,654)	985,654	985,654

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $21,579,124)	97.6	27,995,300
Other Assets and Liabilities, Net	2.4	682,575

Net Assets	100.0	28,677,875

A summary of the Fund’s transactions with affiliated Underlying DWS Funds during the year ended August 31, 2018 are as follows:

Value ($) at 8/31/2017	Pur- chases Cost ($)	Sales Proceeds ($)	Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 8/31/2018	Value ($) at 8/31/2018
Equity — Equity Funds 46.3%
DWS Core Equity Fund “Institutional” (a)
11,601,747	1,586,037	3,993,500	329,716	1,025,819	120,209	557,829	347,148	10,549,819
DWS Emerging Markets Equity Fund “Institutional” (a)
—	600,000	14,601	(1,320)	(39,708)	—	—	28,162	544,371
DWS European Equity Fund “Institutional” (a)
1,744,413	—	664,700	93,054	(13,757)	—	—	94,382	1,159,010
DWS Small Cap Core Fund “Institutional” (a)
1,568,020	85,077	809,300	330,245	(163,501)	5,209	79,867	28,659	1,010,541
Fixed Income — Bond Funds 19.7%
DWS Emerging Markets Fixed Income Fund “Institutional” (a)
—	340,034	—	—	(13,143)	3,033	—	37,747	326,891
DWS Enhanced Commodity Strategy Fund “Institutional” (a)
344,778	457,530	143,000	(35,300)	17,997	2,531	—	56,218	642,005
DWS Floating Rate Fund “Institutional” (a)
96,200	3,321	16,800	(1,034)	265	3,322	—	9,970	81,952
DWS Global High Income Fund “Institutional” (a)
463,992	20,370	91,500	6,330	(15,641)	20,344	—	56,907	383,551
Deutsche Global Inflation Fund “Institutional” (a)
2,035,509	—	2,021,177	49,911	(64,243)	—	—	—	—
DWS GNMA Fund “Institutional” (a)
—	691,478	18,400	14	(1,004)	2,479	—	50,457	672,088

The accompanying notes are an integral part of the financial statements.

28	|	Deutsche DWS Asset Allocation Trust

DWS Multi-Asset Moderate Allocation Fund

Value ($) at 8/31/2017	Pur- chases Cost ($)	Sales Proceeds ($)	Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 8/31/2018	Value ($) at 8/31/2018
DWS High Conviction Global Bond Fund “S” (a)
993,551	20,319	261,900	8,658	(35,156)	20,318	—	81,240	725,472
DWS High Income Fund “Institutional” (a)
925,940	42,667	276,800	(10,081)	(9,591)	42,667	—	143,926	672,135
DWS Short Duration Fund “S” (a)
—	545,246	—	—	637	1,246	—	63,697	545,883
DWS Total Return Bond Fund “Institutional” (a)
2,489,600	716,703	1,497,900	(13,105)	(95,534)	77,703	—	154,716	1,599,764
DWS U.S. Bond Index Fund “Institutional” (a)
1,077,073	23,938	1,059,756	(37,588)	(3,667)	22,807	2,458	—	—
Fixed Income — Money Market Fund 3.4%
DWS Central Cash Management Government Fund, 1.96% (a) (c)
1,367,902	12,033,631	12,415,879	—	—	19,633	—	985,654	985,654
24,708,725	17,166,351	23,285,213	719,500	589,773	341,501	640,154	2,138,884	19,899,136

*	Non-income producing security.

**	Annualized yield at time of purchase; not a coupon rate.

(a)	Affiliated fund managed by DWS Investment Management Americas, Inc.

(b)	At August 31, 2018, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

(c)	The rate shown is the annualized seven-day yield at period end.

GNMA: Government National Mortgage Association

MSCI: Morgan Stanley Capital International

S&P: Standard & Poor’s

SPDR: Standard & Poor’s Depositary Receipt

TIPS: Treasury Inflation-Protected Securities

During the year ended August 31, 2018, purchases and sales of affiliated Underlying Funds (excluding short-term investments) aggregated $5,132,720 and $10,869,334, respectively. Purchases and sales of non-affiliated Underlying Funds (excluding short-term investments) aggregated $7,071,228 and $4,627,191, respectively.

At August 31, 2018, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized (Depreciation) ($)
MSCI Mini Emerging Market Index	USD	9/21/2018	17	961,102	896,665	(64,437)

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Asset Allocation Trust	|	29

DWS Multi-Asset Moderate Allocation Fund

At August 31, 2018, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
Euro Stoxx 50 Index	EUR	9/21/2018	16	644,681	629,405	15,276

Currency Abbreviations
EUR Euro
USD United States Dollar

For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note B in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2018 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Equity — Equity Funds	$13,263,741	$—	$—	$13,263,741
Equity — Exchange-Traded Funds	4,545,276	—	—	4,545,276
Fixed Income — Bond Funds	5,649,741	—	—	5,649,741
Fixed Income — Exchange-Traded Funds	3,355,461	—	—	3,355,461
Short-Term U.S. Treasury Obligations	—	195,427	—	195,427
Fixed Income — Money Market Fund	985,654	—	—	985,654
Derivatives (d)
Futures Contracts	15,276	—	—	15,276
Total	$27,815,149	$195,427	$—	$28,010,576

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (d)
Futures Contracts	$(64,437)	$—	$—	$(64,437)
Total	$(64,437)	$—	$—	$(64,437)

There have been no transfers between fair value measurement levels during the year ended August 31, 2018.

(d)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

The accompanying notes are an integral part of the financial statements.

30	|	Deutsche DWS Asset Allocation Trust

Statements of Assets and Liabilities

as of August 31, 2018

Assets	DWS Multi-Asset Conservative Allocation Fund	DWS Multi-Asset Global Allocation Fund	DWS Multi-Asset Moderate Allocation Fund
Investments in non-affiliated securities and Underlying Funds, at value (cost $29,177,034, $28,431,551 and $8,014,577)	$29,019,100	$29,108,276	$8,096,164
Investments in affiliated Underlying Funds, at value (cost $47,100,554, $52,098,664 and $13,564,547)	56,462,209	57,514,510	19,899,136
Cash	1,255,959	3,518,925	1,192,706
Foreign currency, at value	3	3	—
Receivable for Fund shares sold	3,902	8,371	64,221
Dividends receivable	23,702	7,951	1,586
Interest receivable	4,889	3,846	1,307
Receivable for variation margin on futures contracts	49,975	88,414	17,724
Other assets	11,067	10,030	4,404
Total assets	86,830,806	90,260,326	29,277,248

Liabilities
Payable for Fund shares redeemed	47,821	24,455	504,774
Accrued management fee	4,071	15,339	—
Accrued Trustees’ fees	2,785	1,842	958
Other accrued expenses and payables	146,452	149,823	93,641
Total liabilities	201,129	191,459	599,373
Net assets at value	$86,629,677	$90,068,867	$28,677,875

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Asset Allocation Trust	|	31

Statements of Assets and Liabilities as of August 31, 2018 (continued)

Net Assets Consist of	DWS Multi-Asset Conservative Allocation Fund	DWS Multi-Asset Global Allocation Fund	DWS Multi-Asset Moderate Allocation Fund
Undistributed net investment income	$329,587	$1,641,550	$126,415
Net unrealized appreciation (depreciation) on:
Investments	9,203,721	6,092,571	6,416,176
Futures	291,159	(152,224)	(49,161)
Foreign currency	(192)	(229)	(77)
Accumulated net realized gain (loss)	(10,785,827)	(3,719,237)	979,507
Paid-in capital	87,591,229	86,206,436	21,205,015
Net assets, at value	$86,629,677	$90,068,867	$28,677,875

Net Asset Value
Class A
Net assets applicable to shares outstanding	$35,690,281	$36,912,526	$19,548,724
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	2,703,547	2,323,994	1,941,785
Net Asset Value and redemption price per share	$13.20	$15.88	$10.07
Maximum offering price per share (100 ÷ 94.25 of net asset value)	$14.01	$16.85	$10.68
Class C
Net assets applicable to shares outstanding	$2,642,420	$2,031,065	$3,021,317
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	200,389	128,918	301,108
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share	$13.19	$15.75	$10.03
Class S
Net assets applicable to shares outstanding	$48,296,976	$51,125,276	$6,107,834
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	3,663,428	3,214,616	606,818
Net Asset Value, offering and redemption price per share	$13.18	$15.90	$10.07

The accompanying notes are an integral part of the financial statements.

32	|	Deutsche DWS Asset Allocation Trust

Statements of Operations

for the year ended August 31, 2018

Net Asset Value	DWS Multi-Asset Conservative Allocation Fund	DWS Multi-Asset Global Allocation Fund	DWS Multi-Asset Moderate Allocation Fund
Income distributions from affiliated Underlying Funds	$1,324,330	$1,462,928	$341,501
Dividends	879,957	919,195	237,340
Interest	12,893	36,379	11,287
Total income	2,217,180	2,418,502	590,128
Expenses:
Management fee	106,532	129,375	39,665
Administration fee	91,188	97,793	30,487
Services to shareholders	149,929	184,776	57,146
Distribution and service fees	152,883	156,373	90,232
Custodian fee	9,387	8,811	9,538
Professional fees	63,407	68,118	64,673
Reports to shareholders	22,837	27,567	17,072
Registration fees	43,258	44,957	44,146
Trustees’ fees and expenses	6,401	6,799	3,470
Other	11,102	11,284	7,471
Total expenses before expense reductions	656,924	735,853	363,900
Expense reductions	(63,208)	(135,777)	(146,391)
Total expenses after expense reductions	593,716	600,076	217,509
Net investment income	$1,623,464	$1,818,426	$372,619

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Asset Allocation Trust	|	33

Statements of Operations for the year ended August 31, 2018 (continued)

Realized and Unrealized Gain (Loss)	DWS Multi-Asset Conservative Allocation Fund	DWS Multi-Asset Global Allocation Fund	DWS Multi-Asset Moderate Allocation Fund
Net realized gain (loss) from:
Sale of affiliated Underlying Funds	$314,344	$1,080,453	$719,500
Sale of non-affiliated Underlying Funds	(28,855)	274,772	32,886
Capital gain distributions from affiliated Underlying Funds	898,229	579,598	640,154
Futures	699,087	818,221	182,186
Foreign currency	320	225	91
	1,883,125	2,753,269	1,574,817
Change in net unrealized appreciation (depreciation) on:
Affiliated Underlying Funds	560,943	(853,905)	589,773
Non-affiliated Underlying Funds	(612,138)	(367,883)	(105,916)
Futures	10,432	(514,472)	(145,765)
Foreign currency	(307)	(420)	670
	(41,070)	(1,736,680)	338,762
Net gain (loss)	1,842,055	1,016,589	1,913,579
Net increase (decrease) in net assets resulting from operations	$3,465,519	$2,835,015	$2,286,198

The accompanying notes are an integral part of the financial statements.

34	|	Deutsche DWS Asset Allocation Trust

Statements of Changes in Net Assets

DWS Multi-Asset Conservative Allocation Fund

	Years Ended August 31,
Increase (Decrease) in Net Assets	2018	2017

Operations:
Net investment income	$1,623,464	$1,729,739
Net realized gain (loss)	1,883,125	2,672,944
Change in net unrealized appreciation (depreciation)	(41,070)	2,279,377
Net increase (decrease) in net assets resulting from operations	3,465,519	6,682,060
Distributions to shareholders from:
Net investment income:
Class A	(542,231)	(574,115)
Class C	(69,687)	(83,800)
Class S	(978,681)	(980,388)
Total distributions	(1,590,599)	(1,638,303)
Fund share transactions:
Proceeds from shares sold	10,341,726	11,245,440
Reinvestment of distributions	1,521,857	1,567,343
Payments for shares redeemed	(20,563,724)	(23,795,692)
Net increase (decrease) in net assets from Fund share transactions	(8,700,141)	(10,982,909)
Increase (decrease) in net assets	(6,825,221)	(5,939,152)
Net assets at beginning of period	93,454,898	99,394,050
Net assets at end of period (including undistributed net investment income of $329,587 and $405,705, respectively)	$86,629,677	$93,454,898

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Asset Allocation Trust	|	35

Statements of Changes in Net Assets (continued) DWS Multi-Asset Global Allocation Fund

	Years Ended August 31,
Increase (Decrease) in Net Assets	2018	2017

Operations:
Net investment income	$1,818,426	$1,854,941
Net realized gain (loss)	2,753,269	3,159,854
Change in net unrealized appreciation (depreciation)	(1,736,680)	5,630,799
Net increase (decrease) in net assets resulting from operations	2,835,015	10,645,594
Distributions to shareholders from:
Net investment income:
Class A	(592,936)	(1,158,144)
Class C	(64,959)	(182,329)
Class S	(1,041,884)	(1,858,646)
Total distributions	(1,699,779)	(3,199,119)
Fund share transactions:
Proceeds from shares sold	7,180,512	8,308,815
Reinvestment of distributions	1,653,395	3,111,991
Payments for shares redeemed	(21,942,470)	(23,497,271)
Net increase (decrease) in net assets from Fund share transactions	(13,108,563)	(12,076,465)
Increase (decrease) in net assets	(11,973,327)	(4,629,990)
Net assets at beginning of period	102,042,194	106,672,184
Net assets at end of period (including undistributed net investment income of $1,641,550 and $1,611,467, respectively)	$90,068,867	$102,042,194

The accompanying notes are an integral part of the financial statements.

36	|	Deutsche DWS Asset Allocation Trust

Statements of Changes in Net Assets (continued) DWS Multi-Asset Moderate Allocation Fund

	Years Ended August 31,
Increase (Decrease) in Net Assets	2018	2017

Operations:
Net investment income	$372,619	$428,481
Net realized gain (loss)	1,574,817	1,000,423
Change in net unrealized appreciation (depreciation)	338,762	1,705,497
Net increase (decrease) in net assets resulting from operations	2,286,198	3,134,401
Distributions to shareholders from:
Net investment income:
Class A	(248,446)	(345,108)
Class C	(23,100)	(39,136)
Class S	(108,799)	(136,103)
Net realized gains:
Class A	(789,837)	(898,274)
Class C	(181,789)	(194,701)
Class S	(288,860)	(305,733)
Total distributions	(1,640,831)	(1,919,055)
Fund share transactions:
Proceeds from shares sold	4,146,771	11,533,468
Reinvestment of distributions	1,548,758	1,821,550
Payments for shares redeemed	(9,112,877)	(18,813,488)
Net increase (decrease) in net assets from Fund share transactions	(3,417,348)	(5,458,470)
Increase (decrease) in net assets	(2,771,981)	(4,243,124)
Net assets at beginning of period	31,449,856	35,692,980
Net assets at end of period (including undistributed net investment income of $126,415 and $192,032, respectively)	$28,677,875	$31,449,856

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Asset Allocation Trust	|	37

Financial Highlights

DWS Multi-Asset Conservative Allocation Fund — Class A

	Years Ended August 31,
	2018	2017	2016	2015	2014

Selected Per Share Data
Net asset value, beginning of period	$12.93	$12.25	$12.00	$12.85	$11.66
Income (loss) from investment operations:
Net investment income[a]	.22	.22	.18	.22	.22
Net realized and unrealized gain (loss)	.27	.66	.33	(.67)	1.24
Total from investment operations	.49	.88	.51	(.45)	1.46
Less distributions from:
Net investment income	(.22)	(.20)	(.26)	(.40)	(.27)
Net asset value, end of period	$13.20	$12.93	$12.25	$12.00	$12.85
Total Return (%)[b,c,d]	3.80	7.32	4.33	(3.62)	12.65

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	36	34	37	31	40
Ratio of expenses before expense reductions (%)[e]	.82	.80	.79	.73	.71
Ratio of expenses after expense reductions (%)[e]	.73	.69	.57	.52	.46
Ratio of net investment income (%)	1.70	1.76	1.51	1.71	1.76
Portfolio turnover rate (%)	45	5	162	15	61

[a]	Based on average shares outstanding during the period.

[b]	Total return does not reflect the effect of any sales charge.

[c]	Total return would have been lower had certain expenses not been reduced.

[d]	Total return would have been lower if the Advisor had not reduced some Underlying DWS Funds’ expenses.

[e]

The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

The accompanying notes are an integral part of the financial statements.

38	|	Deutsche DWS Asset Allocation Trust

DWS Multi-Asset Conservative Allocation Fund — Class C

	Years Ended August 31,
	2018	2017	2016	2015	2014

Selected Per Share Data
Net asset value, beginning of period	$12.92	$12.23	$11.99	$12.83	$11.64
Income (loss) from investment operations:
Net investment income[a]	.13	.13	.09	.12	.12
Net realized and unrealized gain (loss)	.26	.67	.32	(.66)	1.25
Total from investment operations	.39	.80	.41	(.54)	1.37
Less distributions from:
Net investment income	(.12)	(.11)	(.17)	(.30)	(.18)
Net asset value, end of period	$13.19	$12.92	$12.23	$11.99	$12.83
Total Return (%)[b,c,d]	3.02	6.61	3.47	(4.28)	11.82

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	3	8	10	8	9
Ratio of expenses before expense reductions (%)[e]	1.55	1.58	1.53	1.48	1.43
Ratio of expenses after expense reductions (%)[e]	1.48	1.44	1.32	1.27	1.21
Ratio of net investment income (%)	.97	1.02	.75	.95	1.01
Portfolio turnover rate (%)	45	5	162	15	61

[a]	Based on average shares outstanding during the period.

[b]	Total return does not reflect the effect of any sales charge.

[c]	Total return would have been lower had certain expenses not been reduced.

[d]	Total return would have been lower if the Advisor had not reduced some Underlying DWS Funds’ expenses.

[e]

The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Asset Allocation Trust	|	39

DWS Multi-Asset Conservative Allocation Fund — Class S

	Years Ended August 31,
	2018	2017	2016	2015	2014

Selected Per Share Data
Net asset value, beginning of period	$12.91	$12.23	$11.99	$12.83	$11.64
Income (loss) from investment operations:
Net investment income[a]	.25	.25	.21	.25	.25
Net realized and unrealized gain (loss)	.27	.67	.32	(.66)	1.24
Total from investment operations	.52	.92	.53	(.41)	1.49
Less distributions from:
Net investment income	(.25)	(.24)	(.29)	(.43)	(.30)
Net asset value, end of period	$13.18	$12.91	$12.23	$11.99	$12.83
Total Return (%)[b,c]	4.06	7.60	4.51	(3.31)	12.95

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	48	52	53	27	35
Ratio of expenses before expense reductions (%)[d]	.54	.55	.51	.48	.47
Ratio of expenses after expense reductions (%)[d]	.48	.44	.32	.27	.21
Ratio of net investment income (%)	1.95	2.00	1.77	2.00	2.03
Portfolio turnover rate (%)	45	5	162	15	61

[a]	Based on average shares outstanding during the period.

[b]	Total return would have been lower had certain expenses not been reduced.

[c]	Total return would have been lower if the Advisor had not reduced some Underlying DWS Funds’ expenses.

[d]

The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

The accompanying notes are an integral part of the financial statements.

40	|	Deutsche DWS Asset Allocation Trust

DWS Multi-Asset Global Allocation Fund — Class A

	Years Ended August 31,
	2018	2017	2016	2015	2014

Selected Per Share Data
Net asset value, beginning of period	$15.73	$14.61	$15.05	$16.10	$14.34
Income (loss) from investment operations:
Net investment income[a]	.28	.26	.35	.25	.23
Net realized and unrealized gain (loss)	.13	1.31	(.50)[f]	(.83)	1.87
Total from investment operations	.41	1.57	(.15)	(.58)	2.10
Less distributions from:
Net investment income	(.26)	(.45)	(.29)	(.47)	(.34)
Net asset value, end of period	$15.88	$15.73	$14.61	$15.05	$16.10
Total Return (%)[b,c,d]	2.59	11.05	(.96)[f]	(3.63)	14.68

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	37	39	39	50	68
Ratio of expenses before expense reductions (%)[e]	.83	.83	.79	.66	.65
Ratio of expenses after expense reductions (%)[e]	.70	.63	.40	.52	.46
Ratio of net investment income (%)	1.75	1.74	2.40	1.58	1.52
Portfolio turnover rate (%)	35	11	259	12	60

[a]	Based on average shares outstanding during the period.

[b]	Total return does not reflect the effect of any sales charge.

[c]	Total return would have been lower had certain expenses not been reduced.

[d]	Total return would have been lower if the Advisor had not reduced some Underlying DWS Funds’ expenses.

[e]

The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

[f]

Includes $0.163 per share of gains on the disposal of an investment in violation of investment restrictions for the year ended August 31, 2016. Excluding this gain, total return would have been 1.13% lower for the year ended August 31, 2016.

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Asset Allocation Trust	|	41

DWS Multi-Asset Global Allocation Fund — Class C

	Years Ended August 31,
	2018	2017	2016	2015	2014

Selected Per Share Data
Net asset value, beginning of period	$15.60	$14.49	$14.92	$15.96	$14.22
Income (loss) from investment operations:
Net investment income[a]	.18	.15	.24	.13	.12
Net realized and unrealized gain (loss)	.11	1.30	(.50)[f]	(.82)	1.84
Total from investment operations	.29	1.45	(.26)	(.69)	1.96
Less distributions from:
Net investment income	(.14)	(.34)	(.17)	(.35)	(.22)
Net asset value, end of period	$15.75	$15.60	$14.49	$14.92	$15.96
Total Return (%)[b,c,d]	1.82	10.27	(1.74)[f]	(4.42)	13.84

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	2	7	8	11	13
Ratio of expenses before expense reductions (%)[e]	1.59	1.60	1.53	1.40	1.37
Ratio of expenses after expense reductions (%)[e]	1.45	1.38	1.15	1.27	1.21
Ratio of net investment income (%)	1.11	.99	1.64	.82	.77
Portfolio turnover rate (%)	35	11	259	12	60

[a]	Based on average shares outstanding during the period.

[b]	Total return does not reflect the effect of any sales charge.

[c]	Total return would have been lower had certain expenses not been reduced.

[d]	Total return would have been lower if the Advisor had not reduced some Underlying DWS Funds’ expenses.

[e]

The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

[f]

Includes $0.163 per share of gains on the disposal of an investment in violation of investment restrictions for the year ended August 31, 2016. Excluding this gain, total return would have been 1.13% lower for the year ended August 31, 2016.

The accompanying notes are an integral part of the financial statements.

42	|	Deutsche DWS Asset Allocation Trust

DWS Multi-Asset Global Allocation Fund — Class S

	Years Ended August 31,
	2018	2017	2016	2015	2014

Selected Per Share Data
Net asset value, beginning of period	$15.75	$14.63	$15.07	$16.12	$14.37
Income (loss) from investment operations:
Net investment income[a]	.33	.30	.39	.30	.27
Net realized and unrealized gain (loss)	.12	1.31	(.50)[e]	(.84)	1.86
Total from investment operations	.45	1.61	(.11)	(.54)	2.13
Less distributions from:
Net investment income	(.30)	(.49)	(.33)	(.51)	(.38)
Net asset value, end of period	$15.90	$15.75	$14.63	$15.07	$16.12
Total Return (%)[b,c]	2.85	11.32	(.70)[e]	(3.43)	14.95

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	51	56	59	71	89
Ratio of expenses before expense reductions (%)[d]	.60	.61	.54	.42	.42
Ratio of expenses after expense reductions (%)[d]	.45	.38	.15	.27	.21
Ratio of net investment income (%)	2.03	1.99	2.69	1.87	1.77
Portfolio turnover rate (%)	35	11	259	12	60

[a]	Based on average shares outstanding during the period.

[b]	Total return would have been lower had certain expenses not been reduced.

[c]	Total return would have been lower if the Advisor had not reduced some Underlying DWS Funds’ expenses.

[d]

The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

[e]

Includes $0.163 per share of gains on the disposal of an investment in violation of investment restrictions for the year ended August 31, 2016. Excluding this gain, total return would have been 1.13% lower for the year ended August 31, 2016.

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Asset Allocation Trust	|	43

DWS Multi-Asset Moderate Allocation Fund — Class A

	Years Ended August 31,
	2018	2017	2016	2015	2014

Selected Per Share Data
Net asset value, beginning of period	$9.88	$9.51	$10.41	$12.04	$10.66
Income (loss) from investment operations:
Net investment income[a]	.13	.13	.12	.16	.14
Net realized and unrealized gain (loss)	.61	.79	.01	(.42)	1.68
Total from investment operations	.74	.92	.13	(.26)	1.82
Less distributions from:
Net investment income	(.13)	(.15)	(.19)	(.28)	(.31)
Net realized gains	(.42)	(.40)	(.84)	(1.09)	(.13)
Total distributions	(.55)	(.55)	(1.03)	(1.37)	(.44)
Net asset value, end of period	$10.07	$9.88	$9.51	$10.41	$12.04
Total Return (%)[b,c,d]	7.60	10.17	1.25	(2.39)	17.23

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	20	20	22	24	32
Ratio of expenses before expense reductions (%)[e]	1.16	1.16	1.04	.85	.82
Ratio of expenses after expense reductions (%)[e]	.66	.60	.46	.52	.46
Ratio of net investment income (%)	1.27	1.36	1.23	1.39	1.25
Portfolio turnover rate (%)	45	9	161	14	60

[a]	Based on average shares outstanding during the period.

[b]	Total return does not reflect the effect of any sales charge.

[c]	Total return would have been lower had certain expenses not been reduced.

[d]	Total return would have been lower if the Advisor had not reduced some Underlying DWS Funds’ expenses.

[e]

The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

The accompanying notes are an integral part of the financial statements.

44	|	Deutsche DWS Asset Allocation Trust

DWS Multi-Asset Moderate Allocation Fund — Class C

	Years Ended August 31,
	2018	2017	2016	2015	2014

Selected Per Share Data
Net asset value, beginning of period	$9.84	$9.47	$10.37	$11.99	$10.62
Income (loss) from investment operations:
Net investment income[a]	.05	.06	.04	.07	.05
Net realized and unrealized gain (loss)	.61	.79	.01	(.41)	1.67
Total from investment operations	.66	.85	.05	(.34)	1.72
Less distributions from:
Net investment income	(.05)	(.08)	(.11)	(.19)	(.22)
Net realized gains	(.42)	(.40)	(.84)	(1.09)	(.13)
Total distributions	(.47)	(.48)	(.95)	(1.28)	(.35)
Net asset value, end of period	$10.03	$9.84	$9.47	$10.37	$11.99
Total Return (%)[b,c,d]	6.79	9.35	.44	(3.11)	16.29

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	3	5	5	5	6
Ratio of expenses before expense reductions (%)[e]	1.85	1.88	1.74	1.54	1.48
Ratio of expenses after expense reductions (%)[e]	1.41	1.35	1.21	1.27	1.21
Ratio of net investment income (%)	.55	.60	.42	.65	.46
Portfolio turnover rate (%)	45	9	161	14	60

[a]	Based on average shares outstanding during the period.

[b]	Total return does not reflect the effect of any sales charge.

[c]	Total return would have been lower had certain expenses not been reduced.

[d]	Total return would have been lower if the Advisor had not reduced some Underlying DWS Funds’ expenses.

[e]

The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Asset Allocation Trust	|	45

DWS Multi-Asset Moderate Allocation Fund — Class S

	Years Ended August 31,
	2018	2017	2016	2015	2014

Selected Per Share Data
Net asset value, beginning of period	$9.87	$9.51	$10.41	$12.05	$10.68
Income (loss) from investment operations:
Net investment income[a]	.15	.15	.13	.23	.17
Net realized and unrealized gain (loss)	.63	.79	.03	(.47)	1.67
Total from investment operations	.78	.94	.16	(.24)	1.84
Less distributions from:
Net investment income	(.16)	(.18)	(.22)	(.31)	(.34)
Net realized gains	(.42)	(.40)	(.84)	(1.09)	(.13)
Total distributions	(.58)	(.58)	(1.06)	(1.40)	(.47)
Net asset value, end of period	$10.07	$9.87	$9.51	$10.41	$12.05
Total Return (%)[b,c]	7.99	10.35	1.53	(2.21)	17.41

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	6	7	9	9	20
Ratio of expenses before expense reductions (%)[d]	.87	.89	.77	.58	.56
Ratio of expenses after expense reductions (%)[d]	.41	.35	.21	.26	.21
Ratio of net investment income (%)	1.53	1.59	1.43	2.05	1.49
Portfolio turnover rate (%)	45	9	161	14	60

[a]	Based on average shares outstanding during the period.

[b]	Total return would have been lower had certain expenses not been reduced.

[c]	Total return would have been lower if the Advisor had not reduced some Underlying DWS Funds’ expenses.

[d]

The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

The accompanying notes are an integral part of the financial statements.

46	|	Deutsche DWS Asset Allocation Trust

Notes to Financial Statements

A. Organization and Significant Accounting Policies

DWS Multi-Asset Conservative Allocation Fund (formerly Deutsche Multi-Asset Conservative Allocation Fund), DWS Multi-Asset Global Allocation Fund (formerly Deutsche Multi-Asset Global Allocation Fund) and DWS Multi-Asset Moderate Allocation Fund (formerly Deutsche Multi-Asset Moderate Allocation Fund) (hereinafter referred to individually as “Fund” or collectively as “Funds”) are each a diversified series of Deutsche DWS Asset Allocation Trust (formerly Deutsche Asset Allocation Trust) (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Massachusetts business trust. The Funds may invest directly in securities and derivatives or other affiliated DWS funds (i.e., mutual funds, exchange-traded funds and other pooled investment vehicles managed by DWS Investment Management Americas, Inc. or one of its affiliates, together the “Underlying DWS Funds”) and non-affiliated mutual funds and exchange-traded funds (“Non-affiliated Funds”). Non-affiliated Funds and Underlying DWS Funds are collectively referred to as “Underlying Funds.” Each Underlying DWS Fund’s accounting policies and investment holdings are outlined in the Underlying DWS Funds’ financial statements and are available upon request.

Each Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Effective on August 10, 2018, Class C shares automatically convert to Class A shares in the same fund after 10 years, provided that the fund or the financial intermediary through which the shareholder purchased the Class C shares has records verifying that the Class C shares have been held for at least 10 years. Class S shares are not subject to initial or contingent deferred sales charges and are only available to a limited group of investors.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as services to shareholders, distribution and service fees and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of each Fund have equal rights with respect to voting subject to class-specific arrangements.

Deutsche DWS Asset Allocation Trust	|	47

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by each Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Debt securities are valued at prices supplied by independent pricing services approved by the Fund’s Board. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.

Investments in mutual funds are valued at the net asset value per share of each class of the mutual fund and are categorized as Level 1.

ETFs are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. ETFs are categorized as Level 1 securities.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Disclosure about the classification of fair value measurements is included in a table following each Fund’s Investment Portfolio.

48	|	Deutsche DWS Asset Allocation Trust

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Federal Income Taxes. Each Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. Each Fund is treated as a single corporate taxpayer.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses incurred post-enactment may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Previously, net capital losses were carried forward for eight years and treated as short-term. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At August 31, 2018, DWS Multi-Asset Conservative Allocation Fund had a net tax basis capital loss carryforward of approximately $10,167,000 of pre-enactment losses, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until August 31, 2019.

At August 31, 2018, DWS Multi-Asset Global Allocation Fund had a net tax basis capital loss carryforward of approximately $3,681,000, including ($2,550,000) of pre-enactment losses, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until August 31, 2019, the expiration date, whichever occurs first; and approximately ($1,131,000) of post-enactment losses, which may be applied against realized net taxable short-term capital gains indefinitely.

Deutsche DWS Asset Allocation Trust	|	49

The Funds have reviewed the tax positions for the open tax years as of August 31, 2018 and have determined that no provision for income tax and/or uncertain tax provisions is required in the Funds’ financial statements. The Funds’ federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Distributions from net investment income of DWS Multi-Asset Conservative Allocation Fund are declared and distributed to shareholders quarterly. Distributions from net investment income of DWS Multi-Asset Global Allocation Fund and DWS Multi-Asset Moderate Allocation Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to each Fund if not distributed and, therefore, will be distributed to shareholders at least annually. The Funds may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss, investments in futures, the tax character of capital gain distributions from Underlying Funds and expired capital loss carryforwards. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, each Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of a Fund.

At August 31, 2018, DWS Multi-Asset Conservative Allocation Fund's components of distributable earnings (accumulated losses) on a tax basis are as follows:

Undistributed ordinary income*	$329,589
Capital loss carryforwards	$(10,167,000)
Net unrealized appreciation (depreciation) on investments	$8,876,064

At August 31, 2018, the aggregate cost of investments for federal income tax purposes for DWS Multi-Asset Conservative Allocation Fund was $76,605,245. The net unrealized appreciation for all investments based on tax cost was $8,876,064. This consisted of aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost of $10,420,727 and aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value of $1,544,663.

50	|	Deutsche DWS Asset Allocation Trust

In addition, during the years ended August 31, 2018 and August 31, 2017, the tax character of distributions paid to shareholders by DWS Multi-Asset Conservative Allocation Fund is summarized as follows:

	Years Ended August 31,
	2018	2017
Distributions from ordinary income*	$1,590,599	$1,638,303

*	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

At August 31, 2018, DWS Multi-Asset Global Allocation Fund's components of distributable earnings (accumulated losses) on a tax basis are as follows:

Undistributed ordinary income*	$1,641,550
Capital loss carryforwards	$(3,681,000)
Net unrealized appreciation (depreciation) on investments	$5,902,077

At August 31, 2018, the aggregate cost of investments for federal income tax purposes for DWS Multi-Asset Global Allocation Fund was $80,720,709. The net unrealized appreciation for all investments based on tax cost was $5,902,077. This consisted of aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost of $6,770,753 and aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value of $868,676.

In addition, during the years ended August 31, 2018 and August 31, 2017, the tax character of distributions paid to shareholders by DWS Multi-Asset Global Allocation Fund is summarized as follows:

	Years Ended August 31,
	2018	2017
Distributions from ordinary income	$1,699,779	$3,199,119

*	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

At August 31, 2018, DWS Multi-Asset Moderate Allocation Fund's components of distributable earnings (accumulated losses) on a tax basis are as follows:

Undistributed ordinary income*	$126,414
Undistributed long-term capital gains	$980,651
Net unrealized appreciation (depreciation) on investments	$6,365,795

At August 31, 2018, the aggregate cost of investments for federal income tax purposes for DWS Multi-Asset Moderate Allocation Fund was $21,629,505. The net unrealized appreciation for all investments based on

Deutsche DWS Asset Allocation Trust	|	51

tax cost was $6,365,795. This consisted of aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost of $6,670,225 and aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value of $304,430.

In addition, during the years ended August 31, 2018 and August 31, 2017, the tax character of distributions paid to shareholders by DWS Multi-Asset Moderate Allocation Fund is summarized as follows:

	Years Ended August 31,
	2018	2017
Distributions from ordinary income*	$708,839	$520,347
Distributions from long-term capital gains	$931,992	$1,398,708

*	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Funds may enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet been made. However, based on experience, the Funds expect the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Distributions of income and capital gains from the Underlying Funds are recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis.

B. Derivative Instrument

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the period ended August 31, 2018, the Funds entered into futures contracts in order to hedge against potential adverse market movements of portfolio assets and to adjust asset allocations in response to short-term market changes as part of the Funds’ tactical asset allocation process.

52	|	Deutsche DWS Asset Allocation Trust

Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities (“initial margin”) in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments (“variation margin”) are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange’s clearinghouse acts as the counterparty, and guarantees the futures against default. Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund’s ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts recognized in the Statement of Assets and Liabilities.

A summary of the open futures contracts as of August 31, 2018 is included in the tables following the Funds’ Investment Portfolios. For the year ended August 31, 2018, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $4,934,000 to $12,315,000 for DWS Multi-Asset Conservative Allocation Fund, from approximately $3,477,000 to $14,484,000 for DWS Multi-Asset Global Allocation Fund and from approximately $897,000 to $3,932,000 for DWS Multi-Asset Moderate Allocation Fund. For the year ended August 31, 2018, the investment in futures contracts sold had a total notional value generally indicative of a range from $0 to approximately $4,204,000 for DWS Multi-Asset Conservative Allocation Fund, from $0 to approximately $5,735,000 for DWS Multi-Asset Global Allocation Fund and from $0 to approximately $1,245,000 for DWS Multi-Asset Moderate Allocation Fund.

The following tables summarize the value of the Funds’ derivative instruments held as of August 31, 2018 and the related location in the accompanying Statements of Assets and Liabilities, presented by primary underlying risk exposure:

Assets Derivative	DWS Multi-Asset Conservative Allocation Fund	DWS Multi-Asset Global Allocation Fund	DWS Multi-Asset Moderate Allocation Fund
Equity Contracts (a)	$291,159	$202,706	$15,276

Each of the above derivatives is located in the following Statements of Assets and Liabilities accounts:

(a)	Includes cumulative appreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

Deutsche DWS Asset Allocation Trust	|	53

Liabilities Derivative	DWS Multi-Asset Global Allocation Fund	DWS Multi-Asset Moderate Allocation Fund
Equity Contracts (b)	$(354,930)	$(64,437)

Each of the above derivatives is located in the following Statements of Assets and Liabilities accounts:

(b)	Includes cumulative depreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

Additionally, the amounts of unrealized and realized gains and losses on derivative instruments recognized in Funds earnings during the year ended August 31, 2018 and the related location in the accompanying Statements of Operations is summarized in the following tables by primary underlying risk exposure:

Realized Gain (Loss)	DWS Multi-Asset Conservative Allocation Fund	DWS Multi-Asset Global Allocation Fund	DWS Multi-Asset Moderate Allocation Fund
Equity Contracts (c)	$672,097	$791,231	$173,752
Foreign Exchange Contracts (c)	26,990	26,990	8,434
	$699,087	$818,221	$182,186

Each of the above derivatives is located in the following Statements of Operations accounts:

(c)	Net realized gain (loss) from futures

Change in Net Unrealized Appreciation (Depreciation)	DWS Multi-Asset Conservative Allocation Fund	DWS Multi-Asset Global Allocation Fund	DWS Multi-Asset Moderate Allocation Fund
Equity Contracts (d)	$10,432	$(514,472)	$(145,765)

Each of the above derivatives is located in the following Statements of Operations accounts:

(d)	Change in net unrealized appreciation (depreciation) on futures

C. Related Parties

Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (formerly Deutsche Investment Management Americas Inc.) (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

54	|	Deutsche DWS Asset Allocation Trust

Pursuant to the Restated Investment Management Agreement with the Advisor, DWS Multi-Asset Conservative Allocation Fund and DWS Multi-Asset Moderate Allocation Fund pays a monthly management fee of: (a) 0.10% based on the Fund’s average daily net assets invested in exchange-traded funds and mutual funds, and (b) 0.55% on the Fund’s average daily net assets not covered in (a) above. The effective management fee rate reflects the Advisor’s estimate based on anticipated allocation of fund assets, accrued daily and payable monthly.

Pursuant to the Restated Investment Management Agreement with the Advisor, DWS Multi-Asset Global Allocation Fund pays a monthly management fee of: (a) 0.10% based on the Fund’s average daily net assets invested in exchange-traded funds and mutual funds, and (b) 0.65% on the Fund’s average daily net assets not covered in (a) above. The effective management fee rate reflects the Advisor’s estimate based on anticipated allocation of fund assets, accrued daily and payable monthly.

Accordingly, for the year ended August 31, 2018, the fees pursuant to the Restated Investment Management Agreement were equivalent to an annual rate (exclusive of any applicable waivers/reimbursements) of 0.12%, 0.13% and 0.13% of the Fund’s average daily net assets for DWS Multi-Asset Conservative Allocation Fund, DWS Multi-Asset Global Allocation Fund and DWS Multi-Asset Moderate Allocation Fund, respectively.

The Funds do not invest in the Underlying DWS Funds for the purpose of exercising management or control; however, investments within the set limits may represent 5% or more of an Underlying DWS Fund’s outstanding shares. At August 31, 2018, DWS Multi-Asset Moderate Allocation Fund did not invest in more than 5% of any Underlying DWS Fund. At August 31, 2018, DWS Multi-Asset Conservative Allocation Fund held 5% or greater of the following Underlying DWS Fund’s outstanding shares: 6% of DWS European Equity Fund. At August 31, 2018, DWS Multi-Asset Global Allocation Fund held 5% or greater of the following Underlying DWS Funds’ outstanding shares: 35% of DWS EAFE Equity Index Fund and 6% of DWS European Equity Fund.

For the period from September 1, 2017 through November 30, 2018 and through September 30, 2018 for DWS Multi-Asset Conservative Allocation Fund, the Advisor has contractually agreed to reimburse or pay certain operating expenses to the extent necessary to maintain the Funds’ total annual operating expenses (including indirect expenses of Underlying Funds and excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) as a percentage of average daily net assets as follows:

	DWS Multi-Asset Conservative Allocation Fund	DWS Multi-Asset Global Allocation Fund	DWS Multi-Asset Moderate Allocation Fund
Class A	1.15%	1.15%	1.15%
Class C	1.90%	1.90%	1.90%
Class S	.90%	.90%	.90%

Deutsche DWS Asset Allocation Trust	|	55

Effective October 1, 2018 through September 30, 2019, the Advisor has contractually agreed to reimburse or pay certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (including indirect expenses of Underlying Funds and excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) as a percentage of average daily net assets of DWS Multi-Asset Conservative Allocation Fund:

Class A	1.13%
Class C	1.88%
Class S	.88%

For the year ended August 31, 2018, fees waived and/or expenses reimbursed for each Fund were as follows:

DWS Multi-Asset Conservative Allocation Fund
Class A	$28,233
Class C	5,115
Class S	29,860
$63,208
DWS Multi-Asset Global Allocation Fund
Class A	$45,832
Class C	9,717
Class S	80,228
$135,777
DWS Multi-Asset Moderate Allocation Fund
Class A	$95,612
Class C	19,612
Class S	31,167
$146,391

Each Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds and in which it is invested.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Funds. For all services provided under the Administrative Services Agreement, the Funds pay DIMA an annual fee (“Administration Fee”) of 0.10% of each Fund’s average daily net assets, computed and accrued daily and payable monthly. For the year ended August 31, 2018, the Administration Fee for each Fund was as follows:

Administration Fee	Total Aggregated	Unpaid at August 31, 2018
DWS Multi-Asset Conservative Allocation Fund	$91,188	$7,386
DWS Multi-Asset Global Allocation Fund	$97,793	$7,701
DWS Multi-Asset Moderate Allocation Fund	$30,487	$2,465

56	|	Deutsche DWS Asset Allocation Trust

Service Provider Fees. DWS Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Funds. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Funds. For the year ended August 31, 2018, the amounts charged to the Funds by DSC were as follows:

Services to Shareholders	Total Aggregated	Unpaid at August 31, 2018
DWS Multi-Asset Conservative Allocation Fund
Class A	$16,109	$4,676
Class C	3,406	920
Class S	42,316	11,389
	$61,831	$16,985
DWS Multi-Asset Global Allocation Fund
Class A	$20,174	$5,205
Class C	3,556	848
Class S	67,647	16,899
	$91,377	$22,952
DWS Multi-Asset Moderate Allocation Fund
Class A	$8,636	$2,299
Class C	1,775	405
Class S	5,878	1,382
	$16,289	$4,086

In addition, for the year ended August 31, 2018, the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, were as follows:

Sub Recordkeeping	Total Aggregated
DWS Multi-Asset Conservative Allocation Fund
Class A	$34,742
Class C	6,549
Class S	18,416
$59,707
DWS Multi-Asset Global Allocation Fund
Class A	$32,801
Class C	6,688
Class S	17,621
$57,110

Deutsche DWS Asset Allocation Trust	|	57

Sub Recordkeeping	Total Aggregated
DWS Multi-Asset Moderate Allocation Fund
Class A	$26,744
Class C	3,807
Class S	3,498
$34,049

Distribution and Service Fees. Under the Funds’ Class C 12b-1 Plan, DWS Distributors, Inc. (“DDI”), an affiliate of the Advisor, receives a fee (“Distribution Fee”) of 0.75% of average daily net assets of Class C shares. In accordance with the Funds’ Underwriting and Distribution Services Agreements, DDI enters into related selling group agreements with various firms at various rates for sales of Class C shares. For the year ended August 31, 2018, the Distribution Fees were as follows:

Distribution Fees	Total Aggregated	Unpaid at August 31, 2018
DWS Multi-Asset Conservative Allocation Fund
Class C	$55,504	$2,803
DWS Multi-Asset Global Allocation Fund
Class C	$51,655	$2,416
DWS Multi-Asset Moderate Allocation Fund
Class C	$33,206	$2,249

In addition, DDI provides information and administrative services for a fee (“Service Fee”) to Class A and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the year ended August 31, 2018, the Service Fees were as follows:

Service Fees	Total Aggregated	Unpaid at August 31, 2018	Annual Rate
DWS Multi-Asset
Conservative Allocation Fund
Class A	$79,193	$14,021	.24%
Class C	18,186	2,575	.25%
	$97,379	$16,596
DWS Multi-Asset
Global Allocation Fund
Class A	$87,567	$14,871	.24%
Class C	17,151	2,166	.25%
	$104,718	$17,037

58	|	Deutsche DWS Asset Allocation Trust

Service Fees	Total Aggregated	Unpaid at August 31, 2018	Annual Rate
DWS Multi-Asset
Moderate Allocation Fund
Class A	$46,242	$8,740	.24%
Class C	10,784	1,744	.24%
	$57,026	$10,484

Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Funds. Underwriting commissions paid in connection with the distribution of Class A shares for the year ended August 31, 2018 for DWS Multi-Asset Conservative Allocation Fund, DWS Multi-Asset Global Allocation Fund and DWS Multi-Asset Moderate Allocation Fund aggregated $2,227, $2,944 and $2,085, respectively.

In addition, DDI receives any contingent deferred sales charge (“CDSC”) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed of Class C. For the year ended August 31, 2018, the CDSC for Class C shares aggregated $144, $55 and $61 for DWS Multi-Asset Conservative Allocation Fund, DWS Multi-Asset Global Allocation Fund and DWS Multi-Asset Moderate Allocation Fund, respectively. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing certain pre-press and regulatory filing services to the Funds. For the year ended August 31, 2018, the amounts charged to the Funds by DIMA included in the Statements of Operations under “Reports to shareholders” were as follows:

Typesetting and Filing Service Fees	Total Aggregated	Unpaid at August 31, 2018
DWS Multi-Asset Conservative Allocation Fund	$10,668	$4,327
DWS Multi-Asset Global Allocation Fund	$10,233	$3,481
DWS Multi-Asset Moderate Allocation Fund	$10,103	$3,720

Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicles. Each Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund and DWS ESG Liquidity Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Central Cash Management Government Fund seeks

Deutsche DWS Asset Allocation Trust	|	59

to maintain a stable net asset value, and DWS ESG Liquidity Fund maintains a floating net asset value. Each Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee.

D. Line of Credit

The Funds and other affiliated funds (the “Participants”) share in a $400 million revolving credit facility provided by a syndication of banks. The Funds may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent, plus, if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Funds may borrow up to a maximum of 33 percent of its net assets under the agreement. The Funds had no outstanding loans at August 31, 2018.

E. Funds Share Transactions

DWS Multi-Asset Conservative Allocation Fund

The following table summarizes share and dollar activity in the Fund:

	Year Ended August 31, 2018		Year Ended August 31, 2017
	Shares	Dollars	Shares	Dollars

Shares sold
Class A	535,752	$7,007,947	398,039	$4,969,241
Class C	55,667	732,787	48,240	591,815
Class S	199,228	2,600,992	457,167	5,684,384
		$10,341,726		$11,245,440

Shares issued to shareholders in reinvestment of distributions
Class A	40,033	$520,734	45,377	$556,878
Class C	5,158	67,226	6,317	77,147
Class S	71,943	933,897	76,086	933,318
		$1,521,857		$1,567,343

Shares redeemed
Class A	(489,642)	$(6,406,812)	(827,226)	$(10,257,340)
Class C	(451,085)	(5,896,160)	(277,706)	(3,458,122)
Class S	(632,990)	(8,260,752)	(813,905)	(10,080,230)
		$(20,563,724)		$(23,795,692)

60	|	Deutsche DWS Asset Allocation Trust

	Year Ended August 31, 2018		Year Ended August 31, 2017
	Shares	Dollars	Shares	Dollars

Net increase (decrease)
Class A	86,143	$1,121,869	(383,810)	$(4,731,221)
Class C	(390,260)	(5,096,147)	(223,149)	(2,789,160)
Class S	(361,819)	(4,725,863)	(280,652)	(3,462,528)
		$(8,700,141)		$(10,982,909)

DWS Multi-Asset Global Allocation Fund

The following table summarizes share and dollar activity in the Fund:

	Year Ended August 31, 2018		Year Ended August 31, 2017
	Shares	Dollars	Shares	Dollars

Shares sold
Class A	358,865	$5,683,056	337,085	$5,050,030
Class C	21,769	348,443	13,625	201,184
Class S	70,932	1,149,013	206,212	3,057,601
		$7,180,512		$8,308,815

Shares issued to shareholders in reinvestment of distributions
Class A	35,553	$573,478	80,177	$1,128,088
Class C	4,004	64,376	11,930	167,254
Class S	62,999	1,015,541	129,207	1,816,649
		$1,653,395		$3,111,991

Shares redeemed
Class A	(536,359)	$(8,606,752)	(640,808)	$(9,463,498)
Class C	(375,774)	(5,912,953)	(118,494)	(1,746,189)
Class S	(460,793)	(7,422,765)	(831,301)	(12,287,584)
		$(21,942,470)		$(23,497,271)

Net increase (decrease)
Class A	(141,941)	$(2,350,218)	(223,546)	$(3,285,380)
Class C	(350,001)	(5,500,134)	(92,939)	(1,377,751)
Class S	(326,862)	(5,258,211)	(495,882)	(7,413,334)
		$(13,108,563)		$(12,076,465)

Deutsche DWS Asset Allocation Trust	|	61

DWS Multi-Asset Moderate Allocation Fund

The following table summarizes share and dollar activity in the Fund:

	Year Ended August 31, 2018		Year Ended August 31, 2017
	Shares	Dollars	Shares	Dollars

Shares sold
Class A	324,053	$3,224,973	835,762	$7,921,961
Class C	25,288	254,800	40,468	386,941
Class S	67,123	666,998	339,292	3,224,566
		$4,146,771		$11,533,468

Shares issued to shareholders in reinvestment of distributions
Class A	103,568	$1,019,109	133,835	$1,221,912
Class C	20,703	204,135	25,353	231,725
Class S	33,148	325,514	40,386	367,913
		$1,548,758		$1,821,550

Shares redeemed
Class A	(486,124)	$(4,893,330)	(1,262,286)	$(11,913,076)
Class C	(208,578)	(2,072,943)	(118,557)	(1,124,891)
Class S	(215,670)	(2,146,604)	(605,032)	(5,775,521)
		$(9,112,877)		$(18,813,488)

Net increase (decrease)
Class A	(58,503)	$(649,248)	(292,689)	$(2,769,203)
Class C	(162,587)	(1,614,008)	(52,736)	(506,225)
Class S	(115,399)	(1,154,092)	(225,354)	(2,183,042)
		$(3,417,348)		$(5,458,470)

62	|	Deutsche DWS Asset Allocation Trust

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Deutsche DWS Asset Allocation Trust and Shareholders of DWS Multi-Asset Conservative Allocation Fund, DWS Multi-Asset Global Allocation Fund and DWS Multi-Asset Moderate Allocation Fund

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the investment portfolios, of DWS Multi-Asset Conservative Allocation Fund, DWS Multi-Asset Global Allocation Fund and DWS Multi-Asset Moderate Allocation Fund (three of the funds constituting Deutsche DWS Asset Allocation Trust, referred to hereafter as the “Funds”) as of August 31, 2018, the related statements of operations for the year ended August 31, 2018, the statements of changes in net assets for each of the two years in the period ended August 31, 2018, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of August 31, 2018, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period ended August 31, 2018 and the financial highlights for each of the five years in the period ended August 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the

Deutsche DWS Asset Allocation Trust	|	63

financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2018 by correspondence with the custodian, transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 25, 2018

We have served as the auditor of one or more investment companies in the DWS family of funds since 1930.

64	|	Deutsche DWS Asset Allocation Trust

Information About Each Fund’s Expenses

As an investor of a Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in each Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In addition to the ongoing expenses which the Funds bear directly, the Funds’ shareholders indirectly bear the expenses of the Underlying Funds in which the Funds invest. These expenses are not included in the Funds’ annualized expense ratios used to calculate the expense estimate in the tables. In the most recent six-month period, DWS Multi-Asset Conservative Allocation Fund, DWS Multi-Asset Global Allocation Fund and DWS Multi-Asset Moderate Allocation Fund limited the ongoing expenses the Funds bear directly; had they not done so, expenses would have been higher. The examples in the tables are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (March 1, 2018 to August 31, 2018).

The tables illustrate your Fund’s expenses in two ways:

–

Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.

–

Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A, C and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A, C and S shares during the period would be higher, and account value during the period would be lower, by this amount.

Deutsche DWS Asset Allocation Trust	|	65

DWS Multi-Asset Conservative Allocation Fund

Expenses and Value of a $1,000 Investment for the six months ended August 31, 2018 (Unaudited)

Actual Fund Return	Class A	Class C	Class S
Beginning Account Value 3/1/18	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 8/31/18	$1,017.40	$1,014.40	$1,018.70
Expenses Paid per $1,000*	$3.76	$7.57	$2.49

Hypothetical 5% Fund Return	Class A	Class C	Class S
Beginning Account Value 3/1/18	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 8/31/18	$1,021.48	$1,017.69	$1,022.74
Expenses Paid per $1,000*	$3.77	$7.58	$2.50

*

Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios**	Class A	Class C	Class S
DWS Multi-Asset Conservative Allocation Fund	.74%	1.49%	.49%

**

The Fund invests in other funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. These ratios do not include these indirect fees and expenses.

For more information, please refer to the Fund’s prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

66	|	Deutsche DWS Asset Allocation Trust

DWS Multi-Asset Global Allocation Fund Expenses and Value of a $1,000 Investment for the six months ended August 31, 2018 (Unaudited)

Actual Fund Return	Class A	Class C	Class S
Beginning Account Value 3/1/18	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 8/31/18	$990.00	$986.20	$991.30
Expenses Paid per $1,000*	$3.76	$7.51	$2.51

Hypothetical 5% Fund Return	Class A	Class C	Class S
Beginning Account Value 3/1/18	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 8/31/18	$1,021.42	$1,017.59	$1,022.68
Expenses Paid per $1,000*	$3.82	$7.63	$2.55

*

Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios**	Class A	Class C	Class S
DWS Multi-Asset Global Allocation Fund	.75%	1.50%	.50%

**

The Fund invests in other funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. These ratios do not include these indirect fees and expenses.

For more information, please refer to the Fund’s prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Deutsche DWS Asset Allocation Trust	|	67

DWS Multi-Asset Moderate Allocation Fund Expenses and Value of a $1,000 Investment for the six months ended August 31, 2018 (Unaudited)

Actual Fund Return	Class A	Class C	Class S
Beginning Account Value 3/1/18	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 8/31/18	$1,028.60	$1,023.50	$1,029.70
Expenses Paid per $1,000*	$3.43	$7.24	$2.15

Hypothetical 5% Fund Return	Class A	Class C	Class S
Beginning Account Value 3/1/18	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 8/31/18	$1,021.83	$1,018.05	$1,023.09
Expenses Paid per $1,000*	$3.41	$7.22	$2.14

*

Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios**	Class A	Class C	Class S
DWS Multi-Asset Moderate Allocation Fund	.67%	1.42%	.42%

**

The Fund invests in other funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. These ratios do not include these indirect fees and expenses.

For more information, please refer to the Fund’s prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

68	|	Deutsche DWS Asset Allocation Trust

Tax Information	(Unaudited)

DWS Multi-Asset Moderate Allocation Fund paid distributions of $0.31 per share from net long-term capital gains during its year ended August 31, 2018.

Pursuant to Section 852 of the Internal Revenue Code, DWS Multi-Asset Moderate Allocation Fund designates $1,223,000 as capital gain dividends for its year ended August 31, 2018.

For corporate shareholders, 100%, 100% and 100% of the ordinary dividends (i.e., income dividends plus short-term capital gains) paid during the fiscal year ended August 31, 2018, for DWS Multi-Asset Conservative Allocation Fund, DWS Multi-Asset Global Allocation Fund and DWS Multi-Asset Moderate Allocation Fund, respectively, qualified for the dividends received deduction.

For federal income tax purposes, DWS Multi-Asset Conservative Allocation Fund, DWS Multi-Asset Global Allocation Fund and DWS Multi-Asset Moderate Allocation Fund designate $2,425,000, $2,568,000 and $615,000, respectively, or the maximum amount allowable under tax law, as qualified dividend income.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call (800) 728-3337.

Deutsche DWS Asset Allocation Trust	|	69

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of Deutsche Multi-Asset Conservative Allocation Fund’s (now known as DWS Multi-Asset Conservative Allocation Fund), Deutsche Multi-Asset Global Allocation Fund’s (now known as DWS Multi-Asset Global Allocation Fund) and Deutsche Multi-Asset Moderate Allocation Fund’s (now known as DWS Multi-Asset Moderate Allocation Fund) (each a “Fund” and collectively, the “Funds”) investment management agreement (the “Agreement”) with Deutsche Investment Management Americas Inc. (now known as DWS Investment Management Americas, Inc.) (“DIMA”) in September 2017.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

–	During the entire process, all of the Funds’ Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).

–

The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Funds’ performance, fees and expenses, and profitability from a fee consultant retained by the Funds’ Independent Trustees (the “Fee Consultant”). Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

–	The Board also received extensive information throughout the year regarding performance of the Funds.

–

The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Funds’ contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

–

In connection with reviewing the Agreement, the Board also reviewed the terms of each Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others.

70	|	Deutsche DWS Asset Allocation Trust

The Board also considered that DIMA and its predecessors have managed the Funds since their inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Funds. The Board considered, generally, that shareholders chose to invest or remain invested in each respective Fund knowing that DIMA managed the Fund and that, in September 2015, shareholders of each respective Fund approved the Agreement. DIMA is part of Deutsche Bank AG’s (“Deutsche Bank”) Asset Management (“Deutsche AM”) division. Deutsche AM is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Funds’ Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to each Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to each Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board reviewed each Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar”), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds.

Deutsche Multi-Asset Conservative Allocation Fund. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2016, Deutsche Multi-Asset

Deutsche DWS Asset Allocation Trust	|	71

Conservative Allocation Fund’s performance (Class A shares) was in the 4th quartile, 4th quartile and 3rd quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has outperformed its benchmark in the five-year period and has underperformed its benchmark in the one- and three-year periods ended December 31, 2016. The Board noted the disappointing investment performance of the Fund in recent periods and continued to discuss with senior management of DIMA the factors contributing to such underperformance and actions being taken to improve performance. The Board considered that, in light of the Fund’s past underperformance and decreasing asset size, DIMA recommended, and the Board previously approved, changes to the Fund’s investment objective and principal investment strategy, which went into effect in October 2015. The Board observed that the Fund had experienced improved relative performance during the first eight months of 2017. The Board recognized the efforts by DIMA in recent years to enhance its investment platform and improve long-term performance across the Deutsche fund complex.

Deutsche Multi-Asset Global Allocation Fund. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2016, Deutsche Multi-Asset Global Allocation Fund’s performance (Class A shares) was in the 4th quartile, 4th quartile and 3rd quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in the one-, three- and five-year periods ended December 31, 2016. The Board noted the disappointing investment performance of the Fund in recent periods and continued to discuss with senior management of DIMA the factors contributing to such underperformance and actions being taken to improve performance. The Board considered that, in light of the Fund’s past underperformance and decreasing asset size, DIMA recommended, and the Board previously approved, changes to the Fund’s investment objective and principal investment strategy, which went into effect in October 2015. The Board observed that the Fund had experienced improved relative performance during the first eight months of 2017. The Board recognized the efforts by DIMA in recent years to enhance its investment platform and improve long-term performance across the Deutsche fund complex.

Deutsche Multi-Asset Moderate Allocation Fund. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2016, Deutsche Multi-Asset Moderate Allocation Fund’s performance (Class A shares) was in the 4th quartile, 4th quartile and 3rd quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile

72	|	Deutsche DWS Asset Allocation Trust

being the worst performers). The Board also observed that the Fund has outperformed its benchmark in the five-year period and has underperformed its benchmark in the one- and three-year periods ended December 31, 2016. The Board noted the disappointing investment performance of the Fund in recent periods and continued to discuss with senior management of DIMA the factors contributing to such underperformance and actions being taken to improve performance. The Board considered that, in light of the Fund’s past underperformance and decreasing asset size, DIMA recommended, and the Board previously approved, changes to the Fund’s investment objective and principal investment strategy, which went into effect in October 2015. The Board observed that the Fund had experienced improved relative performance during the first eight months of 2017. The Board recognized the efforts by DIMA in recent years to enhance its investment platform and improve long-term performance across the Deutsche fund complex.

Fees and Expenses. The Board considered the Funds’ investment management fee schedules, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant.

Deutsche Multi-Asset Conservative Allocation Fund. With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by Deutsche Multi-Asset Conservative Allocation Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (3rd quartile) (1st quartile being the most favorable and 4th quartile being the least favorable) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2016). The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be lower than the median (2nd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2016, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees, but inclusive of acquired fund fees and expenses) (“Broadridge Universe Expenses”).

Deutsche Multi-Asset Global Allocation Fund. With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by Deutsche Multi-Asset Global Allocation Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (3rd quartile) (1st quartile being the most favorable and 4th quartile being the least favorable) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2016). The Board noted that

Deutsche DWS Asset Allocation Trust	|	73

the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be lower than the median of the applicable Broadridge Universe Expenses.

Deutsche Multi-Asset Moderate Allocation Fund. With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by Deutsche Multi-Asset Moderate Allocation Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (4th quartile) (1st quartile being the most favorable and 4th quartile being the least favorable) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2016). The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be lower than the median of the applicable Broadridge Universe Expenses.

The Board also reviewed data comparing total (net) operating expenses of other share classes of each Fund to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help each Fund’s total (net) operating expenses remain competitive. The Board considered the Funds’ management fee rates as compared to fees charged by DIMA to comparable Deutsche U.S. registered funds (“Deutsche Funds”) and considered differences between the Funds and the comparable Deutsche funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“Deutsche Europe funds”) managed by Deutsche AM. The Board noted that DIMA indicated that Deutsche AM does not manage any institutional accounts or Deutsche Europe funds comparable to the Funds.

On the basis of the information provided, the Board concluded that each Fund’s management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA from advising the Deutsche Funds, along with the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the Deutsche Funds. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality. The Board did not receive profitability information with respect to the Funds, but did receive such information with respect to the Deutsche Funds in which the Funds invest. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect

74	|	Deutsche DWS Asset Allocation Trust

to the Deutsche Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Funds and whether the Funds benefit from any economies of scale. In this regard, the Board observed that while each Fund’s current investment management fee schedule does not include breakpoints, each Fund’s fee schedule represents an appropriate sharing between each Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Funds, any fees received by an affiliate of DIMA for transfer agency services provided to the Funds and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that each Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Funds’ chief compliance officers; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of each Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Deutsche DWS Asset Allocation Trust	|	75

Board Members and Officers

The following table presents certain information regarding the Board Members and Officers of the Fund. Each Board Member’s year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Board Member has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity; and (ii) the address of each Independent Board Member is c/o Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600. Except as otherwise noted below, the term of office for each Board Member is until the election and qualification of a successor, or until such Board Member sooner dies, resigns, is removed or as otherwise provided in the governing documents of the Fund. Because the Fund does not hold an annual meeting of shareholders, each Board Member will hold office for an indeterminate period. The Board Members may also serve in similar capacities with other funds in the fund complex.

Independent Board Members
Name, Year of Birth, Position with the Fund and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
Keith R. Fox, CFA (1954) Chairperson since 2017, and Board Member since 1996	Managing General Partner, Exeter Capital Partners (a series of private investment funds) (since 1986). Directorships: Progressive International Corporation (kitchen goods importer and distributor); The Kennel Shop (retailer); former Chairman, National Association of Small Business Investment Companies; former Directorships: BoxTop Media Inc. (advertising); Sun Capital Advisers Trust (mutual funds) (2011–2012)	86	—
John W. Ballantine (1946) Board Member since 1999	Retired; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996–1998); Executive Vice President and Head of International Banking (1995–1996); former Directorships: Director and former Chairman of the Board, Healthways, Inc.[2] (population well-being and wellness services) (2003–2014); Stockwell Capital Investments PLC (private equity); Enron Corporation; FNB Corporation; Tokheim Corporation; First Oak Brook Bancshares, Inc. and Oak Brook Bank; Prisma Energy International. Not-for-Profit Director, Trustee: Palm Beach Civic Association; Public Radio International; Window to the World Communications (public media); Harris Theater for Music and Dance (Chicago)	86	Portland General Electric[2] (utility company) (2003– present)

76	|	Deutsche DWS Asset Allocation Trust

Name, Year of Birth, Position with the Fund and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
Henry P. Becton, Jr. (1943) Board Member since 1990	Vice Chair and former President, WGBH Educational Foundation. Directorships: Public Radio International; Public Radio Exchange (PRX); The Pew Charitable Trusts (charitable organization); Massachusetts Humane Society; American Documentary, Inc. (public media); Overseer of the New England Conservatory; former Directorships: Becton Dickinson and Company[2] (medical technology company); Belo Corporation[2] (media company); The PBS Foundation; Association of Public Television Stations; Boston Museum of Science; American Public Television; Concord Academy; New England Aquarium; Mass. Corporation for Educational Telecommunications; Committee for Economic Development; Public Broadcasting Service; Connecticut College; North Bennett Street School (Boston)	86	—
Dawn-Marie Driscoll (1946) Board Member since 1987	Emeritus Executive Fellow, Center for Business Ethics, Bentley University; formerly: President, Driscoll Associates (consulting firm); Partner, Palmer & Dodge (law firm) (1988–1990); Vice President of Corporate Affairs and General Counsel, Filene’s (retail) (1978–1988). Directorships: Advisory Board, Center for Business Ethics, Bentley University; Trustee and former Chairman of the Board, Southwest Florida Community Foundation (charitable organization); former Directorships: ICI Mutual Insurance Company (2007–2015); Sun Capital Advisers Trust (mutual funds) (2007–2012), Investment Company Institute (audit, executive, nominating committees) and Independent Directors Council (governance, executive committees)	86	—
Paul K. Freeman (1950) Board Member since 1993	Consultant, World Bank/Inter-American Development Bank; Independent Directors Council (former chair); Investment Company Institute (executive committee); Adjunct Professor, University of Denver Law School (2017–present); formerly: Chairman of Education Committee of Independent Directors Council; Project Leader, International Institute for Applied Systems Analysis (1998–2001); Chief Executive Officer, The Eric Group, Inc. (environmental insurance) (1986–1998); Directorships: Knoebel Institute for Healthy Aging, University of Denver (2017–present); former Directorships: Prisma Energy International; Denver Zoo Foundation (2012–2018)	86	—

Deutsche DWS Asset Allocation Trust	|	77

Name, Year of Birth, Position with the Fund and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
Richard J. Herring (1946) Board Member since 1990	Jacob Safra Professor of International Banking and Professor, Finance Department, The Wharton School, University of Pennsylvania (since July 1972); Co-Director, Wharton Financial Institutions Center; formerly: Vice Dean and Director, Wharton Undergraduate Division (July 1995–June 2000); Director, Lauder Institute of International Management Studies (July 2000–June 2006)	86	Director, Aberdeen Singapore and Japan Funds (since 2007); Independent Director of Barclays Bank Delaware (since September 2010)
William McClayton (1944) Board Member since 2004	Private equity investor (since October 2009); previously, Managing Director, Diamond Management & Technology Consultants, Inc. (global consulting firm) (2001–2009); Directorship: Board of Managers, YMCA of Metropolitan Chicago; formerly: Senior Partner, Arthur Andersen LLP (accounting) (1966–2001); Trustee, Ravinia Festival	86	—
Rebecca W. Rimel (1951) Board Member since 1995	President, Chief Executive Officer and Director, The Pew Charitable Trusts (charitable organization) (1994–present); formerly: Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983–2004); Board Member, Investor Education (charitable organization) (2004–2005); Trustee, Executive Committee, Philadelphia Chamber of Commerce (2001–2007); Director, Viasys Health Care[2] (January 2007–June 2007); Trustee, Thomas Jefferson Foundation (charitable organization) (1994–2012)	86	Director, Becton Dickinson and Company[2] (medical technology company) (2012– present); Director, BioTelemetry Inc.[2] (health care) (2009– present)
William N. Searcy, Jr. (1946) Board Member since 1993	Private investor since October 2003; formerly: Pension & Savings Trust Officer, Sprint Corporation[2] (telecommunications) (November 1989–September 2003); Trustee, Sun Capital Advisers Trust (mutual funds) (1998–2012)	86	—

78	|	Deutsche DWS Asset Allocation Trust

Name, Year of Birth, Position with the Fund and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
Jean Gleason Stromberg (1943) Board Member since 1997	Retired. Formerly, Consultant (1997–2001); Director, Financial Markets U.S. Government Accountability Office (1996–1997); Partner, Norton Rose Fulbright, L.L.P. (law firm) (1978–1996); former Directorships: The William and Flora Hewlett Foundation (charitable organization) (2000–2015); Service Source, Inc. (nonprofit), Mutual Fund Directors Forum (2002–2004), American Bar Retirement Association (funding vehicle for retirement plans) (1987–1990 and 1994–1996)	86	—

Officers[4]
Name, Year of Birth, Position with the Fund and Length of Time Served[5]	Business Experience and Directorships During the Past Five Years
Hepsen Uzcan[6,9] (1974) President and Chief Executive Officer, 2017–present Assistant Secretary, 2013–present	Managing Director,[3] DWS; Secretary, DWS USA Corporation (since March 2018); Assistant Secretary, DWS Distributors, Inc. (since June 25, 2018); Director and Vice President, DWS Service Company (since June 25, 2018); Assistant Secretary, DWS Investment Management Americas, Inc. (since June 25, 2018); and Director and President, DB Investment Managers, Inc. (since June 25, 2018); for the Deutsche funds (2016–2017)
John Millette[8] (1962) Vice President and Secretary, 1999–present	Director,[3] DWS; Chief Legal Officer, DWS Investment Management Americas, Inc. (2015–present); and Director and Vice President, DWS Trust Company (2016–present); formerly: Secretary, Deutsche Investment Management Americas Inc. (2015–2017)
Diane Kenneally[8,10] (1966) Treasurer and Chief Financial Officer since 2018	Director,[3] DWS; formerly: Assistant Treasurer for the DWS funds (2007–2018)
Caroline Pearson[8] (1962) Chief Legal Officer, 2010–present	Managing Director,[3] DWS; formerly: Secretary, Deutsche AM Distributors, Inc. (2002–2017); and Secretary, Deutsche AM Service Company (2010–2017)
Scott D. Hogan[8] (1970) Chief Compliance Officer, 2016–present	Director,[3] DWS
Wayne Salit[7] (1967) Anti-Money Laundering Compliance Officer, 2014–present	Director,[3] Deutsche Bank; and AML Officer, DWS Trust Company; formerly: Managing Director, AML Compliance Officer at BNY Mellon (2011–2014); and Director, AML Compliance Officer at Deutsche Bank (2004–2011)
Sheila Cadogan[8] (1966) Assistant Treasurer, 2017-present	Director,[3] DWS; Director and Vice President, DWS Trust Company (since 2018)

Deutsche DWS Asset Allocation Trust	|	79

Name, Year of Birth, Position with the Fund and Length of Time Served[5]	Business Experience and Directorships During the Past Five Years
Paul Antosca[8] (1957) Assistant Treasurer, 2007–present	Director,[3] DWS

[1]	The length of time served represents the year in which the Board Member joined the board of one or more DWS funds currently overseen by the Board.

[2]	A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.

[3]	Executive title, not a board directorship.

[4]

As a result of their respective positions held with the Advisor or its affiliates, these individuals are considered “interested persons” of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the Fund.

[5]	The length of time served represents the year in which the officer was first elected in such capacity for one or more DWS funds.

[6]	Address: 345 Park Avenue, New York, NY 10154.

[7]	Address: 60 Wall Street, New York, NY 10005.

[8]	Address: One International Place, Boston, MA 02110.

[9]	Appointed President and Chief Executive Officer effective December 1, 2017.

[10]	Appointed Treasurer and Chief Financial Officer effective July 2, 2018.

The Fund’s Statement of Additional Information (“SAI”) includes additional information about the Board Members. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: (800) 728-3337.

80	|	Deutsche DWS Asset Allocation Trust

Account Management Resources

For More Information

The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A, C and S also have the ability to purchase, exchange or redeem shares using this system.

For more information, contact your financial advisor. You may also access our automated telephone system or speak with a Shareholder Service representative by calling:

(800) 728-3337

Web Site

dws.com

View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.

Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.

Written Correspondence	DWS PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting	The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Portfolio Holdings	Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC’s Web site at sec.gov, and it also may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling (800) SEC-0330. The Fund’s portfolio holdings are also posted on dws.com from time to time. Please see the Fund’s current prospectus for more information.
Principal Underwriter	If you have questions, comments or complaints, contact: DWS Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

Deutsche DWS Asset Allocation Trust	|	81

Investment Management

DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), which is part of the DWS Group GmbH & Co. KGaA (“DWS Group”), is the investment advisor for the Fund. DIMA and its predecessors have more than 90 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients. DIMA is an indirect, wholly owned subsidiary of DWS Group.

DWS Group is a global organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world’s major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

DWS Multi-Asset Conservative Allocation Fund

	Class A	Class C	Class S
Nasdaq Symbol	SPDAX	SPDCX	SPBAX
CUSIP Number	25158W 106	25158W 304	25158W 403
Fund Number	481	781	2081

DWS Multi-Asset Global Allocation Fund

	Class A	Class C	Class S
Nasdaq Symbol	SUPAX	SUPCX	SPGRX
CUSIP Number	25158W 783	25158W 817	25158W 825
Fund Number	482	782	2082

DWS Multi-Asset Moderate Allocation Fund

	Class A	Class C	Class S
Nasdaq Symbol	PLUSX	PLSCX	PPLSX
CUSIP Number	25158W 833	25158W 866	25158W 874
Fund Number	1084	1384	2084

82	|	Deutsche DWS Asset Allocation Trust

Notes

Notes

Notes

Notes

Notes

MULTI-2

(R-023996-8 10/18)

ITEM 2.	CODE OF ETHICS

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR that applies to its Principal Executive Officer and Principal Financial Officer.

There have been no amendments to, or waivers from, a provision of the code of ethics during the period covered by this report that would require disclosure under Item 2.

A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

The fund’s audit committee is comprised solely of trustees who are "independent" (as such term has been defined by the Securities and Exchange Commission ("SEC") in regulations implementing Section 407 of the Sarbanes-Oxley Act (the "Regulations")). The fund’s Board of Trustees has determined that there are several "audit committee financial experts" (as such term has been defined by the Regulations) serving on the fund’s audit committee including Mr. Paul K. Freeman, the chair of the fund’s audit committee. An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933 and the designation or identification of a person as an “audit committee financial expert” does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

dWS multi-asset conservative allocation Fund form n-csr disclosure re: AUDIT FEES

The following table shows the amount of fees that PricewaterhouseCoopers, LLP (“PWC”), the Fund’s independent registered public accounting firm, billed to the Fund during the Fund’s last two fiscal years. The Audit Committee approved in advance all audit services and non-audit services that PWC provided to the Fund.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund

Fiscal Year Ended August 31,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2018	$49,311	$0	$0	$0
2017	$48,893	$1,500	$0	$0

The “Audit-Related Fees Billed to Fund” were billed for services rendered in connection with a registration filing and the above “Tax Fees” were billed for professional services rendered for tax return preparation.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by PWC to DWS Investment Management Americas Inc. (“DIMA” or the “Adviser”), and any entity controlling, controlled by or under common control with DIMA (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year Ended August 31,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2018	$0	$0	$0
2017	$0	$0	$0

The “Tax Fees Billed to the Advisor” were billed for services associated with foreign tax filings.

Non-Audit Services

The following table shows the amount of fees that PWC billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that PWC provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from PWC about any non-audit services that PWC rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating PWC’s independence.

Fiscal Year Ended August 31,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2018	$0	$0	$0	$0
2017	$0	$0	$0	$0

Audit Committee Pre-Approval Policies and Procedures. Generally, each Fund’s Audit Committee must pre approve (i) all services to be performed for a Fund by a Fund’s Independent Registered Public Accounting Firm and (ii) all non-audit services to be performed by a Fund’s Independent Registered Public Accounting Firm for the DIMA Entities with respect to operations and financial reporting of the Fund, except that the Chairperson or Vice Chairperson of each Fund’s Audit Committee may grant the pre-approval for non-audit services described in items (i) and (ii) above for non-prohibited services for engagements of less than $100,000. All such delegated pre approvals shall be presented to each Fund’s Audit Committee no later than the next Audit Committee meeting.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

According to the registrant’s principal Independent Registered Public Accounting Firm, substantially all of the principal Independent Registered Public Accounting Firm's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal Independent Registered Public Accounting Firm.

***

In connection with the audit of the 2017 and 2018 financial statements, the Fund entered into an engagement letter with PwC. The terms of the engagement letter required by PwC, and agreed to by the Fund’s Audit Committee, include a provision mandating the use of mediation and arbitration to resolve any controversy or claim between the parties arising out of or relating to the engagement letter or the services provided there-under.

***

Pursuant to PCAOB Rule 3526, PwC is required to describe in writing to the Fund’s Audit Committee, on at least an annual basis, all relationships between PwC, or any of its affiliates, and the DWS Funds, including the Fund, or persons in financial reporting oversight roles at the DWS Funds that, as of the date of the communication, may reasonably be thought to bear on PwC’s independence. Pursuant to PCAOB Rule 3526, PwC has reported the matters set forth below that may reasonably be thought to bear on PwC’s independence. In its PCAOB Rule 3526 communications to the Audit Committee, PwC affirmed that they are independent accountants with respect to the DWS Funds, within the meaning of PCAOB Rule 3520. PwC also informed the Audit Committee that they concluded that a reasonable investor with knowledge of all relevant facts and circumstances would conclude that PwC is capable of exercising objective and impartial judgment on all issues encompassed within PwC’s audit of the financial statements of the Fund. Finally, PwC confirmed to the Audit Committee that they can continue to serve as the independent registered public accounting firm for the Fund.

•	PwC advised the Fund’s Audit Committee that covered persons within PwC that provided non-audit services to entities within the DWS Funds “investment company complex” (as defined in Regulation S-X) (the “DWS Funds Complex”) maintained financial relationships with investment companies within the DWS Funds Complex. PwC informed the Audit Committee that these financial relationships were inconsistent with Rule 2-01(c)(1) of Regulation S-X. PwC reported that the breaches have been resolved and that, among other things, the breaches (i) did not involve professionals who were part of the audit engagement team for the Fund or in a position to influence the audit engagement team, (ii) involved professionals whose non-audit services were not and will not be utilized or relied upon by the audit engagement team in the audit of the financial statements of the Fund and (iii) involved professionals that did not provide any consultation to the audit engagement team of the Fund.
•	PwC advised the Fund’s Audit Committee of certain lending relationships of PwC with owners of greater than 10% of the shares of certain investment companies within the DWS Funds Complex that PwC had identified as inconsistent with Rule 2-01(c)(l)(ii)(A) of Regulation S-X (referred to as the “Loan Rule”). The Loan Rule specifically provides that an accounting firm would not be independent if it receives a loan from a lender that is a record or beneficial owner of more than ten percent of an audit client’s equity securities. For purposes of the Loan Rule, an audit client includes the Fund as well as all other investment companies in the DWS Funds Complex. PwC’s lending relationships affect PwC’s independence under the Loan Rule with respect to all investment companies in the DWS Funds Complex.

PwC stated that, in each lending relationship, (i) PwC believes that it is unlikely the lenders would have any interest in the outcome of the audit of the Fund and therefore would not seek to influence the outcome of the audit, (ii) no third party made an attempt to influence the outcome of the audit of the Fund and even if an attempt was made, PwC professionals are required to disclose any relationships that may raise issues about objectivity, confidentiality, independence, conflicts of interest or favoritism, and (iii) the lenders typically lack influence over the investment adviser, who controls the management of the Fund. In addition, on June 20, 2016, the SEC Staff issued a “no-action” letter to another mutual fund complex, Fidelity Management & Research Company et al., SEC Staff No-Action Letter (June 20, 2016) (the “Fidelity Letter”), related to similar Loan Rule issues as those described above. In the Fidelity Letter, the SEC Staff confirmed that it would not recommend enforcement action against an investment company that relied on the audit services performed by an audit firm that was not in compliance with the Loan Rule in certain specified circumstances. With respect to each lending relationship identified by PwC, the circumstances described in the Fidelity Letter appear to be substantially similar to the circumstances that affected PwC’s independence under the Loan Rule with respect to the Fund. PwC represented that they have complied with PCAOB Rule 3526(b)(1) and (2), which are conditions to the Fund relying on the no action letter, and affirmed that they are independent accountants within the meaning of PCAOB Rule 3520.

dWS multi-asset global allocation Fund form n-csr disclosure re: AUDIT FEES

The following table shows the amount of fees that PricewaterhouseCoopers, LLP (“PWC”), the Fund’s independent registered public accounting firm, billed to the Fund during the Fund’s last two fiscal years. The Audit Committee approved in advance all audit services and non-audit services that PWC provided to the Fund.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund

Fiscal Year Ended August 31,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2018	$48,611	$0	$0	$0
2017	$47,893	$1,500	$0	$0

The “Audit-Related Fees Billed to Fund” were billed for services rendered in connection with a registration filing and the above “Tax Fees” were billed for professional services rendered for tax return preparation.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by PWC to DWS Investment Management Americas Inc. (“DIMA” or the “Adviser”), and any entity controlling, controlled by or under common control with DIMA (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year Ended August 31,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2018	$0	$0	$0
2017	$0	$0	$0

The “Tax Fees Billed to the Advisor” were billed for services associated with foreign tax filings.

Non-Audit Services

The following table shows the amount of fees that PWC billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that PWC provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from PWC about any non-audit services that PWC rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating PWC’s independence.

Fiscal Year Ended August 31,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2018	$0	$0	$0	$0
2017	$0	$0	$0	$0

Audit Committee Pre-Approval Policies and Procedures. Generally, each Fund’s Audit Committee must pre approve (i) all services to be performed for a Fund by a Fund’s Independent Registered Public Accounting Firm and (ii) all non-audit services to be performed by a Fund’s Independent Registered Public Accounting Firm for the DIMA Entities with respect to operations and financial reporting of the Fund, except that the Chairperson or Vice Chairperson of each Fund’s Audit Committee may grant the pre-approval for non-audit services described in items (i) and (ii) above for non-prohibited services for engagements of less than $100,000. All such delegated pre approvals shall be presented to each Fund’s Audit Committee no later than the next Audit Committee meeting.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

According to the registrant’s principal Independent Registered Public Accounting Firm, substantially all of the principal Independent Registered Public Accounting Firm's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal Independent Registered Public Accounting Firm.

***

In connection with the audit of the 2017 and 2018 financial statements, the Fund entered into an engagement letter with PwC. The terms of the engagement letter required by PwC, and agreed to by the Fund’s Audit Committee, include a provision mandating the use of mediation and arbitration to resolve any controversy or claim between the parties arising out of or relating to the engagement letter or the services provided there-under.

***

Pursuant to PCAOB Rule 3526, PwC is required to describe in writing to the Fund’s Audit Committee, on at least an annual basis, all relationships between PwC, or any of its affiliates, and the DWS Funds, including the Fund, or persons in financial reporting oversight roles at the DWS Funds that, as of the date of the communication, may reasonably be thought to bear on PwC’s independence. Pursuant to PCAOB Rule 3526, PwC has reported the matters set forth below that may reasonably be thought to bear on PwC’s independence. In its PCAOB Rule 3526 communications to the Audit Committee, PwC affirmed that they are independent accountants with respect to the DWS Funds, within the meaning of PCAOB Rule 3520. PwC also informed the Audit Committee that they concluded that a reasonable investor with knowledge of all relevant facts and circumstances would conclude that PwC is capable of exercising objective and impartial judgment on all issues encompassed within PwC’s audit of the financial statements of the Fund. Finally, PwC confirmed to the Audit Committee that they can continue to serve as the independent registered public accounting firm for the Fund.

•	PwC advised the Fund’s Audit Committee that covered persons within PwC that provided non-audit services to entities within the DWS Funds “investment company complex” (as defined in Regulation S-X) (the “DWS Funds Complex”) maintained financial relationships with investment companies within the DWS Funds Complex. PwC informed the Audit Committee that these financial relationships were inconsistent with Rule 2-01(c)(1) of Regulation S-X. PwC reported that the breaches have been resolved and that, among other things, the breaches (i) did not involve professionals who were part of the audit engagement team for the Fund or in a position to influence the audit engagement team, (ii) involved professionals whose non-audit services were not and will not be utilized or relied upon by the audit engagement team in the audit of the financial statements of the Fund and (iii) involved professionals that did not provide any consultation to the audit engagement team of the Fund.
•	PwC advised the Fund’s Audit Committee of certain lending relationships of PwC with owners of greater than 10% of the shares of certain investment companies within the DWS Funds Complex that PwC had identified as inconsistent with Rule 2-01(c)(l)(ii)(A) of Regulation S-X (referred to as the “Loan Rule”). The Loan Rule specifically provides that an accounting firm would not be independent if it receives a loan from a lender that is a record or beneficial owner of more than ten percent of an audit client’s equity securities. For purposes of the Loan Rule, an audit client includes the Fund as well as all other investment companies in the DWS Funds Complex. PwC’s lending relationships affect PwC’s independence under the Loan Rule with respect to all investment companies in the DWS Funds Complex.

PwC stated that, in each lending relationship, (i) PwC believes that it is unlikely the lenders would have any interest in the outcome of the audit of the Fund and therefore would not seek to influence the outcome of the audit, (ii) no third party made an attempt to influence the outcome of the audit of the Fund and even if an attempt was made, PwC professionals are required to disclose any relationships that may raise issues about objectivity, confidentiality, independence, conflicts of interest or favoritism, and (iii) the lenders typically lack influence over the investment adviser, who controls the management of the Fund. In addition, on June 20, 2016, the SEC Staff issued a “no-action” letter to another mutual fund complex, Fidelity Management & Research Company et al., SEC Staff No-Action Letter (June 20, 2016) (the “Fidelity Letter”), related to similar Loan Rule issues as those described above. In the Fidelity Letter, the SEC Staff confirmed that it would not recommend enforcement action against an investment company that relied on the audit services performed by an audit firm that was not in compliance with the Loan Rule in certain specified circumstances. With respect to each lending relationship identified by PwC, the circumstances described in the Fidelity Letter appear to be substantially similar to the circumstances that affected PwC’s independence under the Loan Rule with respect to the Fund. PwC represented that they have complied with PCAOB Rule 3526(b)(1) and (2), which are conditions to the Fund relying on the no action letter, and affirmed that they are independent accountants within the meaning of PCAOB Rule 3520.

dWS multi-asset Moderate allocation Fund form n-csr disclosure re: AUDIT FEES

The following table shows the amount of fees that PricewaterhouseCoopers, LLP (“PWC”), the Fund’s independent registered public accounting firm, billed to the Fund during the Fund’s last two fiscal years. The Audit Committee approved in advance all audit services and non-audit services that PWC provided to the Fund.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund

Fiscal Year Ended August 31,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2018	$48,611	$0	$0	$0
2017	$47,893	$1,500	$0	$0

The “Audit-Related Fees Billed to Fund” were billed for services rendered in connection with a registration filing and the above “Tax Fees” were billed for professional services rendered for tax return preparation.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by PWC to DWS Investment Management Americas Inc. (“DIMA” or the “Adviser”), and any entity controlling, controlled by or under common control with DIMA (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year Ended August 31,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2018	$0	$0	$0
2017	$0	$0	$0

The “Tax Fees Billed to the Advisor” were billed for services associated with foreign tax filings.

Non-Audit Services

The following table shows the amount of fees that PWC billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that PWC provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from PWC about any non-audit services that PWC rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating PWC’s independence.

Fiscal Year Ended August 31,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2018	$0	$0	$0	$0
2017	$0	$0	$0	$0

Audit Committee Pre-Approval Policies and Procedures. Generally, each Fund’s Audit Committee must pre approve (i) all services to be performed for a Fund by a Fund’s Independent Registered Public Accounting Firm and (ii) all non-audit services to be performed by a Fund’s Independent Registered Public Accounting Firm for the DIMA Entities with respect to operations and financial reporting of the Fund, except that the Chairperson or Vice Chairperson of each Fund’s Audit Committee may grant the pre-approval for non-audit services described in items (i) and (ii) above for non-prohibited services for engagements of less than $100,000. All such delegated pre approvals shall be presented to each Fund’s Audit Committee no later than the next Audit Committee meeting.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

According to the registrant’s principal Independent Registered Public Accounting Firm, substantially all of the principal Independent Registered Public Accounting Firm's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal Independent Registered Public Accounting Firm.

***

In connection with the audit of the 2017 and 2018 financial statements, the Fund entered into an engagement letter with PwC. The terms of the engagement letter required by PwC, and agreed to by the Fund’s Audit Committee, include a provision mandating the use of mediation and arbitration to resolve any controversy or claim between the parties arising out of or relating to the engagement letter or the services provided there-under.

***

Pursuant to PCAOB Rule 3526, PwC is required to describe in writing to the Fund’s Audit Committee, on at least an annual basis, all relationships between PwC, or any of its affiliates, and the DWS Funds, including the Fund, or persons in financial reporting oversight roles at the DWS Funds that, as of the date of the communication, may reasonably be thought to bear on PwC’s independence. Pursuant to PCAOB Rule 3526, PwC has reported the matters set forth below that may reasonably be thought to bear on PwC’s independence. In its PCAOB Rule 3526 communications to the Audit Committee, PwC affirmed that they are independent accountants with respect to the DWS Funds, within the meaning of PCAOB Rule 3520. PwC also informed the Audit Committee that they concluded that a reasonable investor with knowledge of all relevant facts and circumstances would conclude that PwC is capable of exercising objective and impartial judgment on all issues encompassed within PwC’s audit of the financial statements of the Fund. Finally, PwC confirmed to the Audit Committee that they can continue to serve as the independent registered public accounting firm for the Fund.

•	PwC advised the Fund’s Audit Committee that covered persons within PwC that provided non-audit services to entities within the DWS Funds “investment company complex” (as defined in Regulation S-X) (the “DWS Funds Complex”) maintained financial relationships with investment companies within the DWS Funds Complex. PwC informed the Audit Committee that these financial relationships were inconsistent with Rule 2-01(c)(1) of Regulation S-X. PwC reported that the breaches have been resolved and that, among other things, the breaches (i) did not involve professionals who were part of the audit engagement team for the Fund or in a position to influence the audit engagement team, (ii) involved professionals whose non-audit services were not and will not be utilized or relied upon by the audit engagement team in the audit of the financial statements of the Fund and (iii) involved professionals that did not provide any consultation to the audit engagement team of the Fund.
•	PwC advised the Fund’s Audit Committee of certain lending relationships of PwC with owners of greater than 10% of the shares of certain investment companies within the DWS Funds Complex that PwC had identified as inconsistent with Rule 2-01(c)(l)(ii)(A) of Regulation S-X (referred to as the “Loan Rule”). The Loan Rule specifically provides that an accounting firm would not be independent if it receives a loan from a lender that is a record or beneficial owner of more than ten percent of an audit client’s equity securities. For purposes of the Loan Rule, an audit client includes the Fund as well as all other investment companies in the DWS Funds Complex. PwC’s lending relationships affect PwC’s independence under the Loan Rule with respect to all investment companies in the DWS Funds Complex.

PwC stated that, in each lending relationship, (i) PwC believes that it is unlikely the lenders would have any interest in the outcome of the audit of the Fund and therefore would not seek to influence the outcome of the audit, (ii) no third party made an attempt to influence the outcome of the audit of the Fund and even if an attempt was made, PwC professionals are required to disclose any relationships that may raise issues about objectivity, confidentiality, independence, conflicts of interest or favoritism, and (iii) the lenders typically lack influence over the investment adviser, who controls the management of the Fund. In addition, on June 20, 2016, the SEC Staff issued a “no-action” letter to another mutual fund complex, Fidelity Management & Research Company et al., SEC Staff No-Action Letter (June 20, 2016) (the “Fidelity Letter”), related to similar Loan Rule issues as those described above. In the Fidelity Letter, the SEC Staff confirmed that it would not recommend enforcement action against an investment company that relied on the audit services performed by an audit firm that was not in compliance with the Loan Rule in certain specified circumstances. With respect to each lending relationship identified by PwC, the circumstances described in the Fidelity Letter appear to be substantially similar to the circumstances that affected PwC’s independence under the Loan Rule with respect to the Fund. PwC represented that they have complied with PCAOB Rule 3526(b)(1) and (2), which are conditions to the Fund relying on the no action letter, and affirmed that they are independent accountants within the meaning of PCAOB Rule 3520.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable

ITEM 13.	EXHIBITS

	(a)(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche DWS Asset Allocation Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	10/30/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	10/30/2018

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	10/30/2018